AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 86.3%
Common Stocks — 57.6%
Argentina — 0.1%
MercadoLibre, Inc.*	1,491	$2,194,961
Australia — 0.3%
BHP Group Ltd.	187,584	6,492,432
Rio Tinto PLC	30,253	2,316,443
		8,808,875
Austria — 0.1%
Erste Group Bank AG*	100,452	3,409,421
Wienerberger AG	13,397	488,836
		3,898,257
Belgium — 0.2%
bpost SA*	27,996	268,336
KBC Group NV*	80,134	5,834,819
		6,103,155
Brazil — 0.2%
Ambev SA, ADR(a)	116,351	318,802
Atacadao SA	52,198	215,148
B3 SA - Brasil Bolsa Balcao	42,384	411,668
BB Seguridade Participacoes SA	35,902	154,677
Cia Brasileira de Distribuicao	9,655	56,572
Itau Unibanco Holding SA, ADR	179,484	890,241
Localiza Rent a Car SA	19,737	210,181
Lojas Renner SA	59,237	447,383
Magazine Luiza SA	54,290	193,677
Porto Seguro SA	18,303	152,930
Raia Drogasil SA	127,865	571,555
Sendas Distribuidora SA*	9,655	126,660
Suzano SA*	23,852	291,590
Telefonica Brasil SA	9,548	75,317
TIM SA, ADR	13,552	153,815
Vale SA, ADR	62,813	1,091,690
WEG SA	30,026	399,500
		5,761,406
Canada — 0.6%
Advanz Pharma Corp. Ltd.*	499	8,483
Brookfield Asset Management, Inc. (Class A Stock)(a)	21,941	976,375
Canadian National Railway Co.	50,449	5,854,605
Canadian Pacific Railway Ltd.	6,581	2,496,107
Fairfax Financial Holdings Ltd. (OOTC)(a)	3,218	1,400,924
Fairfax Financial Holdings Ltd. (XTSE)	2,334	1,018,792
Shopify, Inc. (Class A Stock)*	860	951,590
Toronto-Dominion Bank (The)	96,034	6,263,187
		18,970,063
Chile — 0.0%
Cencosud SA	41,686	91,075
Cia Cervecerias Unidas SA, ADR	3,406	60,184
		151,259
China — 2.5%
51job, Inc., ADR*	2,179	136,405
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Alibaba Group Holding Ltd.*	556,804	$15,695,629
Alibaba Group Holding Ltd., ADR*(u)	2,876	652,076
Amoy Diagnostics Co. Ltd. (Class A Stock)	7,400	80,554
Autobio Diagnostics Co. Ltd. (Class A Stock)	10,800	181,186
Baidu, Inc., ADR*	2,770	602,614
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	239,800	295,440
BeiGene Ltd., ADR*	1,227	427,094
Bilibili, Inc., ADR*(a)	3,324	355,867
BOE Technology Group Co. Ltd. (Class A Stock)	294,400	282,217
Budweiser Brewing Co. APAC Ltd., 144A	222,900	671,182
Chacha Food Co. Ltd. (Class A Stock)	13,500	100,960
China Conch Venture Holdings Ltd.	41,000	193,212
China Construction Bank Corp. (Class H Stock)	1,537,000	1,298,904
China CYTS Tours Holding Co. Ltd. (Class A Stock)	49,800	97,070
China Gas Holdings Ltd.	108,400	445,414
China Lesso Group Holdings Ltd.	88,000	189,936
China Life Insurance Co. Ltd. (Class H Stock)	238,000	496,411
China Merchants Bank Co. Ltd. (Class H Stock)	105,500	812,422
China Molybdenum Co. Ltd. (Class H Stock)	261,000	159,826
China Pacific Insurance Group Co. Ltd. (Class H Stock)	73,400	291,969
China Resources Land Ltd.	78,000	380,934
China Shenhua Energy Co. Ltd. (Class H Stock)	128,000	265,726
China Vanke Co. Ltd. (Class H Stock)	95,800	377,088
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	6,400	317,471
Country Garden Services Holdings Co. Ltd.	39,000	396,935
Dada Nexus Ltd., ADR*	3,771	102,345
ENN Energy Holdings Ltd.	11,500	185,923
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	28,100	686,225
GDS Holdings Ltd., ADR*	2,148	174,181
Greentown Service Group Co. Ltd.	92,000	140,160
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	322,000	272,538
Haier Smart Home Co. Ltd. (Class H Stock)*	91,400	368,518
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A*	11,500	228,503
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	16,100	104,175
Huazhu Group Ltd.*	4,750	256,823
Huazhu Group Ltd., ADR*(a)	5,734	314,797
Hundsun Technologies, Inc. (Class A Stock)	7,000	89,785
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	917,000	$661,074
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	37,201	227,861
Innovent Biologics, Inc., 144A*	35,000	356,654
iQIYI, Inc., ADR*	4,099	68,125
JD.com, Inc., ADR*	23,939	2,018,776
JD.com, Inc. (Class A Stock)*	28,600	1,190,566
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	22,876	321,890
Jiangsu Hengshun Vinegar Industry Co. Ltd. (Class A Stock)	33,900	98,387
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (Class A Stock)	32,900	243,016
Joyoung Co. Ltd. (Class A Stock)	43,393	203,587
JOYY, Inc., ADR	2,708	253,821
KE Holdings, Inc., ADR*	4,197	239,145
Kingdee International Software Group Co. Ltd.*	88,000	275,914
Kingsoft Corp. Ltd.	48,000	321,935
Kuaishou Technology, 144A*	6,100	214,994
Kunlun Energy Co. Ltd.	176,000	186,432
Kweichow Moutai Co. Ltd. (Class A Stock)	5,232	1,607,637
Laobaixing Pharmacy Chain JSC (Class A Stock)	5,060	52,855
Longfor Group Holdings Ltd., 144A	61,500	409,661
Luxshare Precision Industry Co. Ltd. (Class A Stock)	27,700	143,453
Meituan (Class B Stock), 144A*	53,700	2,094,583
Midea Group Co. Ltd. (Class A Stock)	59,300	744,956
Minth Group Ltd.	46,000	192,603
NetEase, Inc.	56,100	1,151,934
NetEase, Inc., ADR	2,188	225,933
New Oriental Education & Technology Group, Inc., ADR*	56,217	787,038
NIO, Inc., ADR*(a)	12,895	502,647
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	7,000	133,187
Pinduoduo, Inc., ADR*	5,424	726,165
Ping An Bank Co. Ltd. (Class A Stock)	97,800	328,185
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,089,500	13,074,032
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	85,700	185,971
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	562,000	423,253
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	6,057	80,040
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)	21,717	102,510
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	4,600	280,630
Shenzhou International Group Holdings Ltd.	11,300	236,652
Silergy Corp.	3,000	245,069
Sunny Optical Technology Group Co. Ltd.	20,800	478,389
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Tencent Holdings Ltd.	267,400	$21,265,049
Tianma Microelectronics Co. Ltd. (Class A Stock)	57,700	123,409
Trip.com Group Ltd., ADR*	4,886	193,632
Wanhua Chemical Group Co. Ltd. (Class A Stock)	12,800	206,955
WuXi AppTec Co. Ltd. (Class H Stock), 144A	16,720	331,618
Wuxi Biologics Cayman, Inc., 144A*	136,500	1,724,459
Xinyi Solar Holdings Ltd.	154,000	258,170
Yonyou Network Technology Co. Ltd. (Class A Stock)	19,800	108,307
Yum China Holdings, Inc.(a)	20,357	1,205,338
Yunnan Energy New Material Co. Ltd. (Class A Stock)	11,600	199,116
Zai Lab Ltd., ADR*	2,695	359,594
Zhejiang Expressway Co. Ltd. (Class H Stock)	104,000	92,353
Zhongji Innolight Co. Ltd. (Class A Stock)	19,000	102,392
		85,388,467
Colombia — 0.0%
Ecopetrol SA, ADR	13,544	173,634
Czech Republic — 0.0%
Moneta Money Bank A/S, 144A*	39,470	147,253
Denmark — 0.6%
Carlsberg A/S (Class B Stock)	22,318	3,429,152
Novo Nordisk A/S (Class B Stock)	166,382	11,205,862
Orsted A/S, 144A	29,736	4,815,627
Pandora A/S*	3,995	427,986
Royal Unibrew A/S	2,341	244,997
Vestas Wind Systems A/S	1,979	407,337
		20,530,961
Finland — 0.2%
Cargotec OYJ (Class B Stock)	9,726	526,624
Kone OYJ (Class B Stock)	59,387	4,847,748
Neste OYJ	7,989	423,982
QT Group OYJ*	3,065	322,282
		6,120,636
France — 1.7%
Airbus SE*	45,518	5,162,144
BNP Paribas SA*	52,054	3,178,146
Capgemini SE	32,297	5,499,954
Cie Plastic Omnium SA	9,998	366,329
Credit Agricole SA*	44,630	647,569
Eiffage SA*	4,329	433,795
La Francaise des Jeux SAEM, 144A	12,753	580,643
LVMH Moet Hennessy Louis Vuitton SE	13,352	8,910,785
Publicis Groupe SA	6,766	413,349
Safran SA*	39,367	5,363,800
Schneider Electric SE	92,761	14,173,969
Societe Generale SA*	94,791	2,486,808

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Vinci SA	98,119	$10,062,938
		57,280,229
Germany — 1.1%
adidas AG*	38,092	11,901,509
Allianz SE	50,361	12,830,218
Daimler AG	10,394	927,659
Deutsche Boerse AG	3,876	644,954
Deutsche Post AG	18,822	1,033,595
Deutsche Telekom AG	51,058	1,029,702
DWS Group GmbH & Co. KGaA, 144A	12,691	550,379
HelloFresh SE*	5,467	408,524
Infineon Technologies AG	17,933	764,841
RWE AG	66,402	2,610,714
Siemens AG	7,551	1,240,224
VERBIO Vereinigte BioEnergie AG	8,448	364,428
Vonovia SE	21,988	1,437,535
Zalando SE, 144A*	6,260	615,147
		36,359,429
Greece — 0.0%
Hellenic Telecommunications Organization SA	11,005	176,659
OPAP SA	13,419	181,497
		358,156
Hong Kong — 0.6%
AIA Group Ltd.	967,000	11,857,385
Hong Kong Exchanges & Clearing Ltd.	96,700	5,729,613
Hutchison China MediTech Ltd., ADR*	3,679	103,932
Jardine Matheson Holdings Ltd.	5,100	333,769
Techtronic Industries Co. Ltd.	67,500	1,158,216
		19,182,915
Hungary — 0.0%
OTP Bank Nyrt*	5,801	248,463
Richter Gedeon Nyrt	3,311	97,659
		346,122
India — 0.8%
Ambuja Cements Ltd.	53,661	227,801
Axis Bank Ltd.*	28,090	269,932
Britannia Industries Ltd.	6,790	337,902
Eicher Motors Ltd.*	3,673	131,571
HDFC Bank Ltd., ADR*	178,457	13,864,324
HDFC Life Insurance Co. Ltd., 144A*	25,790	246,837
Hindalco Industries Ltd.	45,292	203,813
Hindustan Unilever Ltd.	19,661	656,095
Housing Development Finance Corp. Ltd.	77,645	2,668,430
ICICI Bank Ltd.*	13,141	105,040
Infosys Ltd., ADR	190,799	3,571,757
Kotak Mahindra Bank Ltd.*	17,248	415,909
Larsen & Toubro Ltd.	15,691	306,594
Maruti Suzuki India Ltd.	4,711	444,393
NTPC Ltd.	134,316	196,958
Oil & Natural Gas Corp. Ltd.	157,992	222,470
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Petronet LNG Ltd.	65,065	$200,690
Power Grid Corp. of India Ltd.	88,292	261,024
Reliance Industries Ltd.	42,967	1,183,254
Shriram Transport Finance Co. Ltd.	12,654	247,722
Tata Consultancy Services Ltd.	12,952	564,534
UltraTech Cement Ltd.	4,926	456,132
United Spirits Ltd.*	32,410	248,133
		27,031,315
Indonesia — 0.2%
Bank Central Asia Tbk PT	2,186,100	4,695,673
Bank Rakyat Indonesia Persero Tbk PT*	3,592,500	1,094,043
Telkom Indonesia Persero Tbk PT	1,828,600	431,523
Unilever Indonesia Tbk PT	346,200	157,268
		6,378,507
Ireland — 0.1%
Ryanair Holdings PLC, ADR*	29,899	3,438,385
Italy — 0.2%
Enel SpA	99,974	992,064
Ferrari NV	13,460	2,816,909
Intesa Sanpaolo SpA*	357,218	968,721
UniCredit SpA*	247,469	2,626,230
		7,403,924
Japan — 0.7%
Japan Airlines Co. Ltd.*	125,400	2,811,284
Keyence Corp.	10,000	4,559,492
Mitsui Fudosan Co. Ltd.	72,400	1,647,653
SMC Corp.	7,000	4,075,856
Sony Group Corp.	78,700	8,290,819
Toyota Motor Corp.	45,300	3,539,174
		24,924,278
Kuwait — 0.0%
National Bank of Kuwait SAKP	53,820	143,689
Luxembourg — 0.0%
ArcelorMittal SA*	19,833	577,515
Macau — 0.0%
Sands China Ltd.*	117,200	589,030
Malaysia — 0.0%
CIMB Group Holdings Bhd	107,000	112,227
Petronas Chemicals Group Bhd	114,300	220,891
Public Bank Bhd	293,900	298,365
Tenaga Nasional Bhd	63,100	154,322
Top Glove Corp. Bhd	37,200	40,559
		826,364
Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	770,970	525,434
Fomento Economico Mexicano SAB de CV, ADR	8,832	665,315
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)*	12,260	217,734

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Grupo Financiero Banorte SAB de CV (Class O Stock)*	149,741	$844,329
Grupo Mexico SAB de CV (Class B Stock)	54,503	287,294
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	104,650	179,148
Wal-Mart de Mexico SAB de CV	368,547	1,163,909
		3,883,163
Netherlands — 1.4%
Akzo Nobel NV	42,714	4,786,760
ASM International NV	1,493	436,487
ASML Holding NV (BATE)	23,454	14,436,644
ASML Holding NV (XNGS)	5,099	3,147,919
BE Semiconductor Industries NV	4,270	359,439
Heineken NV	29,924	3,076,130
ING Groep NV	269,536	3,314,261
Koninklijke Ahold Delhaize NV	26,216	731,204
NN Group NV	15,322	751,111
NXP Semiconductors NV	72,032	14,502,923
		45,542,878
Norway — 0.0%
Huddly A/S*	98,011	187,115
Scatec ASA, 144A	6,256	189,294
		376,409
Peru — 0.1%
Credicorp Ltd.	11,666	1,593,226
Philippines — 0.0%
Ayala Corp.	7,240	110,203
Ayala Land, Inc.	170,700	120,675
International Container Terminal Services, Inc.	40,610	101,121
		331,999
Poland — 0.0%
Allegro.eu SA, 144A*	34,011	476,573
CD Projekt SA*	3,293	158,953
Dino Polska SA, 144A*	3,050	201,329
Powszechny Zaklad Ubezpieczen SA*	20,738	179,213
		1,016,068
Qatar — 0.0%
Qatar National Bank QPSC	53,849	266,278
Russia — 0.1%
Alrosa PJSC	219,789	307,485
Gazprom PJSC, ADR	52,334	313,742
LUKOIL PJSC, ADR	9,929	802,164
Magnitogorsk Iron & Steel Works PJSC	160,075	127,545
MMC Norilsk Nickel PJSC, ADR	8,035	250,411
Moscow Exchange MICEX-RTS PJSC	133,348	306,334
Novolipetsk Steel PJSC	41,773	133,356
Rosneft Oil Co. PJSC, GDR	34,241	259,273
Sberbank of Russia PJSC, ADR	84,769	1,306,290
Severstal PAO, GDR(a)	16,992	343,488
Tatneft PJSC, ADR	7,602	356,002
	Shares	Value
Common Stocks (continued)
Russia (cont’d.)
X5 Retail Group NV, GDR	6,785	$219,260
		4,725,350
Saudi Arabia — 0.2%
Al Rajhi Bank	29,137	767,753
Alinma Bank*	48,008	235,694
Almarai Co. JSC	10,864	150,802
Delivery Hero SE, 144A*	34,259	4,450,169
Saudi Basic Industries Corp.	11,629	364,177
Saudi National Bank	40,073	567,898
Saudi Telecom Co.	10,353	350,131
Savola Group (The)	9,196	96,419
		6,983,043
Singapore — 0.0%
BOC Aviation Ltd., 144A	10,200	99,520
South Africa — 0.3%
Absa Group Ltd.	32,351	276,043
Anglo American PLC	126,634	4,986,310
Bid Corp. Ltd.*	22,313	432,276
Bidvest Group Ltd. (The)	28,773	332,282
Capitec Bank Holdings Ltd.*	8,141	782,613
Clicks Group Ltd.	14,412	234,993
FirstRand Ltd.	123,097	430,104
Gold Fields Ltd., ADR	6,133	58,202
Impala Platinum Holdings Ltd.	15,380	285,705
MTN Group*	51,300	302,617
Naspers Ltd. (Class N Stock)	5,958	1,432,847
Pick’n Pay Stores Ltd.	29,683	107,971
Sanlam Ltd.	49,838	201,349
SPAR Group Ltd. (The)	17,911	230,669
Vodacom Group Ltd.	18,314	156,648
		10,250,629
South Korea — 1.1%
BGF retail Co. Ltd.	580	80,973
Celltrion, Inc.*	8	2,306
Hana Financial Group, Inc.	6,672	252,778
Hankook Tire & Technology Co. Ltd.	5,999	260,139
Hanon Systems	12,119	189,722
Hyundai Glovis Co. Ltd.	901	150,011
Hyundai Mobis Co. Ltd.	871	225,773
Hyundai Motor Co.	1,728	334,909
KB Financial Group, Inc.	7,670	381,689
Kia Corp.	3,673	270,110
KIWOOM Securities Co. Ltd.	1,148	128,775
LG Chem Ltd.	6,900	4,948,226
LG Household & Health Care Ltd.	711	988,586
Lotte Chemical Corp.	490	131,083
Mando Corp.*	2,138	125,197
NAVER Corp.	5,489	1,844,223
NCSoft Corp.	487	376,666
POSCO	2,057	584,803
Samsung Electronics Co. Ltd.	95,728	6,914,873
Samsung Electronics Co. Ltd., GDR	8,853	16,149,657
Samsung Fire & Marine Insurance Co. Ltd.	1,828	306,829

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Samsung SDI Co. Ltd.	354	$208,585
Shinhan Financial Group Co. Ltd.	15,903	528,755
SK Holdings Co. Ltd.	663	166,333
SK Hynix, Inc.	9,462	1,118,971
SK Innovation Co. Ltd.*	1,376	268,652
SK Telecom Co. Ltd.	1,307	318,946
S-Oil Corp.*	4,233	305,025
		37,562,595
Spain — 0.5%
Cellnex Telecom SA, 144A	56,354	3,254,538
Iberdrola SA	621,674	8,005,994
Industria de Diseno Textil SA	123,110	4,059,568
		15,320,100
Sweden — 0.7%
Atlas Copco AB (Class A Stock)	84,705	5,161,500
Evolution Gaming Group AB, 144A	4,435	655,119
Sinch AB, 144A*	1,966	346,026
SKF AB (Class B Stock)	184,705	5,253,460
Stillfront Group AB*	33,578	311,017
Svenska Handelsbanken AB (Class A Stock)	430,999	4,689,613
Swedish Match AB	3,971	310,066
Volvo AB (Class B Stock)*(a)	208,901	5,300,537
		22,027,338
Switzerland — 1.1%
Interroll Holding AG	115	406,870
LafargeHolcim Ltd.*	108,109	6,356,897
Lonza Group AG*	5,883	3,297,696
Nestle SA	103,022	11,484,326
Novartis AG	16,290	1,391,603
Roche Holding AG	10,995	3,553,259
Schindler Holding AG (PART. CERT.)	1,571	461,829
SGS SA	1,561	4,441,513
Siegfried Holding AG*	652	537,612
Sonova Holding AG*	2,038	539,849
Swissquote Group Holding SA	4,969	642,941
Zurich Insurance Group AG	10,770	4,598,071
		37,712,466
Taiwan — 1.1%
Accton Technology Corp.	34,000	330,045
Advantech Co. Ltd.	25,496	317,053
ASE Technology Holding Co. Ltd.	113,000	429,278
AU Optronics Corp.*	508,000	378,757
Chailease Holding Co. Ltd.	56,648	392,122
CTBC Financial Holding Co. Ltd.	133,000	103,208
Delta Electronics, Inc.	154,000	1,562,360
Eclat Textile Co. Ltd.	16,000	270,245
Feng TAY Enterprise Co. Ltd.	16,000	109,640
Fubon Financial Holding Co. Ltd.	213,000	425,500
Global Unichip Corp.	8,000	112,799
Hiwin Technologies Corp.	21,037	298,430
Hon Hai Precision Industry Co. Ltd.	110,000	480,249
Largan Precision Co. Ltd.	4,000	452,889
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
MediaTek, Inc.	8,000	$273,306
Nanya Technology Corp.	54,000	175,692
Nien Made Enterprise Co. Ltd.	10,000	140,145
President Chain Store Corp.	65,000	620,433
Quanta Computer, Inc.	74,000	255,185
Realtek Semiconductor Corp.	21,000	366,617
Sea Ltd., ADR*(a)	29,344	6,550,461
Taiwan Semiconductor Manufacturing Co. Ltd.	513,000	10,681,118
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	101,199	11,969,818
Taiwan Union Technology Corp.	41,000	172,797
Uni-President Enterprises Corp.	133,000	340,740
Vanguard International Semiconductor Corp.	38,000	145,178
Wiwynn Corp.	7,000	208,376
Yuanta Financial Holding Co. Ltd.	448,920	355,119
		37,917,560
Tanzania — 0.0%
AngloGold Ashanti Ltd., ADR	6,739	148,056
Thailand — 0.1%
Airports of Thailand PCL, NVDR	116,000	256,912
Kasikornbank PCL, NVDR	63,600	296,166
Minor International PCL, NVDR*	166,900	174,469
PTT Exploration & Production PCL	48,100	176,129
PTT Exploration & Production PCL, NVDR	43,500	159,294
PTT PCL, NVDR	156,300	205,602
Siam Cement PCL (The)	21,000	268,710
Siam Commercial Bank PCL (The), NVDR	79,600	285,796
Thai Oil PCL	124,200	242,479
		2,065,557
Turkey — 0.0%
BIM Birlesik Magazalar A/S	24,013	205,728
United Arab Emirates — 0.0%
Emaar Properties PJSC*	125,750	121,450
United Kingdom — 1.7%
BP PLC	647,135	2,625,328
CNH Industrial NV*	40,514	634,696
Diageo PLC	292,003	12,030,624
InterContinental Hotels Group PLC*	79,747	5,489,330
Legal & General Group PLC	1,276,999	4,927,495
Linde PLC (NYSE)	9,785	2,741,170
Linde PLC (BATE)	21,600	6,071,167
London Stock Exchange Group PLC	32,738	3,128,957
Persimmon PLC	115,745	4,656,618
Reckitt Benckiser Group PLC	63,321	5,683,059
RELX PLC	207,300	5,207,580
Taylor Wimpey PLC*	1,247,005	3,104,769
		56,300,793
United States — 38.9%
AbbVie, Inc.	166,283	17,995,146
Acadia Realty Trust, REIT	5,353	101,546

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Advanced Micro Devices, Inc.*(a)	107,720	$8,456,020
Affirm Holdings, Inc.*(a)	5,549	392,425
Agios Pharmaceuticals, Inc.*	3,230	166,797
Airbnb, Inc. (Class A Stock)*(a)	3,539	665,120
Alaska Air Group, Inc.*	15,695	1,086,251
Alexander’s, Inc., REIT	168	46,586
Alexandria Real Estate Equities, Inc., REIT	7,716	1,267,739
Alleghany Corp.*	3,260	2,041,705
Alnylam Pharmaceuticals, Inc.*	5,577	787,417
Alphabet, Inc. (Class A Stock)*(u)	7,103	14,650,080
Alphabet, Inc. (Class C Stock)*	13,116	27,132,151
Altice USA, Inc. (Class A Stock)*(u)	53,394	1,736,907
Amazon.com, Inc.*(u)	11,620	35,953,210
American Assets Trust, Inc., REIT	3,751	121,682
American Campus Communities, Inc., REIT	30,928	1,335,162
American Electric Power Co., Inc.	44,292	3,751,532
American Express Co.	24,785	3,505,590
American Homes 4 Rent (Class A Stock), REIT	92,728	3,091,552
American International Group, Inc.	70,656	3,265,014
Ameriprise Financial, Inc.	14,376	3,341,701
AmerisourceBergen Corp.	20,895	2,467,073
AMETEK, Inc.	11,022	1,407,840
Amgen, Inc.	14,812	3,685,374
Analog Devices, Inc.	109,699	17,012,121
Apartment Income REIT Corp., REIT	9,235	394,889
Apple Hospitality REIT, Inc., REIT	13,847	201,751
Apple, Inc.(u)	264,760	32,340,434
Applied Materials, Inc.	32,522	4,344,939
AptarGroup, Inc.	17,759	2,515,918
Array Technologies, Inc.*(a)	28,347	845,308
Arrow Electronics, Inc.*	16,815	1,863,438
Aspen Technology, Inc.*	12,681	1,830,249
Atmos Energy Corp.	19,785	1,955,747
AutoZone, Inc.*	3,977	5,584,901
AvalonBay Communities, Inc., REIT	12,543	2,314,309
Axalta Coating Systems Ltd.*	51,920	1,535,794
Ball Corp.	15,881	1,345,756
Bank of America Corp.	365,401	14,137,365
Berkshire Hathaway, Inc. (Class B Stock)*(u)	42,821	10,939,481
Best Buy Co., Inc.	26,838	3,081,271
Biogen, Inc.*	8,578	2,399,695
BJ’s Wholesale Club Holdings, Inc.*(a)	46,180	2,071,635
Black Knight, Inc.*	23,625	1,748,014
BlackRock, Inc.	2,016	1,519,983
Blackstone Group, Inc. (The)	61,436	4,578,825
Booking Holdings, Inc.*	4,199	9,782,998
Booz Allen Hamilton Holding Corp.	18,429	1,484,087
Boston Properties, Inc., REIT	8,892	900,404
Boston Scientific Corp.*	256,483	9,913,068
Braemar Hotels & Resorts, Inc., REIT*	2,183	13,251
Brandywine Realty Trust, REIT	10,585	136,652
Bright Horizons Family Solutions, Inc.*	12,130	2,079,688
Bristol-Myers Squibb Co.	240,232	15,165,846
Brixmor Property Group, Inc., REIT	141,945	2,871,547
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Broadridge Financial Solutions, Inc.	13,810	$2,114,311
Brunswick Corp.	22,539	2,149,544
Cabot Oil & Gas Corp.(a)	62,044	1,165,186
Cadence Design Systems, Inc.*	8,434	1,155,374
California Resources Corp.*(a)	41,987	1,010,207
Camden Property Trust, REIT	6,052	665,175
Capital One Financial Corp.	83,801	10,662,001
Carlisle Cos., Inc.	13,635	2,244,048
CarMax, Inc.*	11,507	1,526,519
Carter’s, Inc.*	9,416	837,365
Casey’s General Stores, Inc.(a)	7,630	1,649,530
Catalent, Inc.*	36,672	3,861,928
CBRE Group, Inc. (Class A Stock)*	45,831	3,625,690
Centene Corp.*	18,770	1,199,591
Centerspace, REIT	805	54,740
Ceridian HCM Holding, Inc.*	25,282	2,130,514
Certara, Inc.*(a)	30,949	844,908
Charles Schwab Corp. (The)	93,248	6,077,905
Charter Communications, Inc. (Class A Stock)*(u)	21,515	13,275,185
Chatham Lodging Trust, REIT*	2,916	38,375
Chemed Corp.	3,410	1,567,986
Chesapeake Energy Corp.*	486	21,088
Chevron Corp.	32,442	3,399,597
Chewy, Inc. (Class A Stock)*(a)	9,490	803,898
Chubb Ltd.	38,717	6,116,124
Cigna Corp.(u)	67,254	16,257,982
Cisco Systems, Inc.	38,198	1,975,219
Citigroup, Inc.	49,827	3,624,914
Citizens Financial Group, Inc.	104,103	4,596,147
Claire’s Private Placement*^	313	66,513
Clear Channel Outdoor Holdings, Inc.*	23,551	42,392
CMC Materials, Inc.	11,376	2,011,163
CMS Energy Corp.	17,142	1,049,433
CNA Financial Corp.	17,059	761,343
Coca-Cola Co. (The)	267,452	14,097,395
Cognex Corp.	17,900	1,485,521
Columbia Property Trust, Inc., REIT	7,126	121,855
Columbia Sportswear Co.	19,664	2,077,108
Comcast Corp. (Class A Stock)	99,361	5,376,424
Commerce Bancshares, Inc.	15,522	1,189,140
CommScope Holding Co., Inc.*	162,368	2,493,972
Concordia Private Placement*	6,340	107,780
ConocoPhillips	226,494	11,997,387
Constellation Brands, Inc. (Class A Stock)	32,081	7,314,468
Cooper Cos., Inc. (The)	3,488	1,339,706
Copart, Inc.*	10,875	1,181,134
CoreSite Realty Corp., REIT	2,653	317,962
Corporate Office Properties Trust, REIT	6,959	183,230
Coty, Inc. (Class A Stock)*	175,718	1,583,219
Coupa Software, Inc.*(a)	7,478	1,903,001
Cousins Properties, Inc., REIT	9,216	325,786
Cree, Inc.*	9,565	1,034,263
Crowdstrike Holdings, Inc. (Class A Stock)*	6,453	1,177,737
Crown Holdings, Inc.	39,664	3,848,995
CTO Realty Growth, Inc., REIT	288	14,979

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
CubeSmart, REIT	52,739	$1,995,116
Cullen/Frost Bankers, Inc.	11,110	1,208,324
Cushman & Wakefield PLC*(a)	81,457	1,329,378
CVS Health Corp.	35,046	2,636,511
CyrusOne, Inc., REIT	7,473	506,072
Deere & Co.	5,582	2,088,449
Delta Air Lines, Inc.*	30,703	1,482,341
Dexcom, Inc.*	3,931	1,412,762
Diamondback Energy, Inc.	15,653	1,150,339
DiamondRock Hospitality Co., REIT*	13,032	134,230
Digital Realty Trust, Inc., REIT(a)	17,439	2,456,109
Discovery, Inc. (Class C Stock)*	29,959	1,105,188
DISH Network Corp. (Class A Stock)*	70,953	2,568,499
Diversified Healthcare Trust, REIT	14,781	70,653
Dollar General Corp.	7,790	1,578,410
Douglas Dynamics, Inc.	16,401	756,906
Douglas Emmett, Inc., REIT	10,885	341,789
Dover Corp.	34,395	4,716,586
DraftKings, Inc. (Class A Stock)*(a)	23,643	1,450,025
Driven Brands Holdings, Inc.*	41,852	1,063,878
Duke Realty Corp., REIT	23,186	972,189
Easterly Government Properties, Inc., REIT	5,095	105,619
EastGroup Properties, Inc., REIT	27,307	3,912,547
Eastman Chemical Co.	77,382	8,521,306
Eaton Corp. PLC	53,433	7,388,715
Edison International	27,269	1,597,963
Eli Lilly & Co.	32,176	6,011,120
Empire State Realty Trust, Inc. (Class A Stock), REIT	6,601	73,469
Encompass Health Corp.	27,543	2,255,772
Energizer Holdings, Inc.(a)	55,740	2,645,420
Entegris, Inc.	17,004	1,901,047
Entergy Corp.	15,795	1,571,129
Envestnet, Inc.*	19,640	1,418,597
EP Energy Corp.*	6,875	515,625
EPAM Systems, Inc.*	1,933	766,802
Equinix, Inc., REIT	5,539	3,764,249
Equitrans Midstream Corp.	75,099	612,808
Equity Commonwealth, REIT	7,546	209,779
Equity LifeStyle Properties, Inc., REIT	11,309	719,705
Equity Residential, REIT	21,268	1,523,427
Essex Property Trust, Inc., REIT	4,032	1,096,059
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,991	2,033,332
Exact Sciences Corp.*	10,545	1,389,620
Exelixis, Inc.*	44,045	994,977
Extra Space Storage, Inc., REIT	8,191	1,085,717
Facebook, Inc. (Class A Stock)*	19,011	5,599,310
FactSet Research Systems, Inc.	5,972	1,842,899
Federal Realty Investment Trust, REIT	23,668	2,401,119
Ferguson PLC	44,264	5,282,508
Fidelity National Information Services, Inc.	38,222	5,374,395
First Horizon Corp.	138,658	2,344,707
First Industrial Realty Trust, Inc., REIT	8,010	366,778
First Republic Bank	8,923	1,487,910
Fiserv, Inc.*(u)	50,718	6,037,471
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Five9, Inc.*	5,688	$889,205
FleetCor Technologies, Inc.*	22,266	5,981,316
Focus Financial Partners, Inc. (Class A Stock)*	32,688	1,360,475
Fortune Brands Home & Security, Inc.	43,979	4,214,068
Franklin Street Properties Corp., REIT	6,325	34,471
Freeport-McMoRan, Inc.*	47,011	1,548,072
Gap, Inc. (The)*	60,552	1,803,239
Garmin Ltd.	13,667	1,801,994
Generac Holdings, Inc.*	13,655	4,471,330
General Dynamics Corp.	14,229	2,583,417
Global Payments, Inc.	12,040	2,427,023
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.	150,485	2,732,808
Guidewire Software, Inc.*	13,958	1,418,552
Hartford Financial Services Group, Inc. (The)	50,791	3,392,331
HCA Healthcare, Inc.	9,057	1,705,795
Healthcare Realty Trust, Inc., REIT	8,669	262,844
Healthcare Trust of America, Inc. (Class A Stock), REIT(a)	13,570	374,261
Healthpeak Properties, Inc., REIT	33,417	1,060,656
Hersha Hospitality Trust, REIT*	2,410	25,426
Highwoods Properties, Inc., REIT	6,447	276,834
Home Depot, Inc. (The)	16,262	4,963,975
Honeywell International, Inc.	15,907	3,452,932
Horizon Therapeutics PLC*	14,465	1,331,359
Host Hotels & Resorts, Inc., REIT*	43,756	737,289
HubSpot, Inc.*	2,730	1,239,993
Hudson Pacific Properties, Inc., REIT	8,896	241,348
Huntington Bancshares, Inc.	62,160	977,155
IAA, Inc.*	31,913	1,759,683
ICU Medical, Inc.*	6,272	1,288,520
IDEX Corp.	8,850	1,852,482
iHeartMedia, Inc. (Class A Stock)*	7,889	143,185
IHS Markit Ltd.	12,833	1,241,978
Illinois Tool Works, Inc.	3,235	716,617
Industrial Logistics Properties Trust, REIT	4,051	93,700
Ingersoll Rand, Inc.*	87,516	4,306,662
Insulet Corp.*	2,800	730,576
International Business Machines Corp.	11,577	1,542,751
Intuit, Inc.	7,741	2,965,267
Intuitive Surgical, Inc.*	5,537	4,091,511
Invesco Ltd.	42,968	1,083,653
Invitation Homes, Inc., REIT	35,187	1,125,632
ITT, Inc.	28,866	2,624,208
Jack Henry & Associates, Inc.	5,810	881,493
Jazz Pharmaceuticals PLC*	7,015	1,153,056
JBG SMITH Properties, REIT	7,021	223,198
Johnson & Johnson	35,528	5,839,027
KB Home	21,302	991,182
Keurig Dr. Pepper, Inc.	56,729	1,949,776
Keysight Technologies, Inc.*	12,354	1,771,564
Kilroy Realty Corp., REIT(a)	6,641	435,849
Kimco Realty Corp., REIT	166,146	3,115,237
Kinder Morgan, Inc.	191,327	3,185,595
Kinsale Capital Group, Inc.(a)	10,657	1,756,274

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Kite Realty Group Trust, REIT	5,229	$100,867
Knight-Swift Transportation Holdings, Inc.	39,433	1,896,333
Kohl’s Corp.	23,898	1,424,560
Kraft Heinz Co. (The)	54,820	2,192,800
Lam Research Corp.	7,831	4,661,324
Lamar Advertising Co. (Class A Stock), REIT	6,332	594,701
Lamb Weston Holdings, Inc.	23,960	1,856,421
Landstar System, Inc.	8,034	1,326,092
Las Vegas Sands Corp.*	65,990	4,009,552
Lazard Ltd. (Class A Stock)	46,180	2,009,292
Leidos Holdings, Inc.	47,419	4,565,501
Lennox International, Inc.	6,345	1,977,039
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*(u)	48,839	2,152,823
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*(u)	99,447	4,386,607
Life Storage, Inc., REIT	4,681	402,332
Lincoln Electric Holdings, Inc.	19,659	2,416,877
LKQ Corp.*	49,720	2,104,648
Loews Corp.	115,395	5,917,456
Lowe’s Cos., Inc.	45,717	8,694,459
LPL Financial Holdings, Inc.	15,750	2,239,020
Lyft, Inc. (Class A Stock)*	94,408	5,964,697
M&T Bank Corp.	29,714	4,504,940
Macerich Co. (The), REIT(a)	9,121	106,716
Mack-Cali Realty Corp., REIT	5,234	81,022
Marathon Petroleum Corp.	52,880	2,828,551
Marriott International, Inc. (Class A Stock)*	24,988	3,700,973
Marsh & McLennan Cos., Inc.	16,548	2,015,546
Martin Marietta Materials, Inc.	12,063	4,050,997
Mastercard, Inc. (Class A Stock)(u)	83,443	29,709,880
Match Group, Inc.*	25,377	3,486,292
McDonald’s Corp.	23,575	5,284,100
McKesson Corp.	6,588	1,284,924
Medtronic PLC	28,042	3,312,601
Merck & Co., Inc.	26,148	2,015,749
Mettler-Toledo International, Inc.*	1,172	1,354,469
Microchip Technology, Inc.	8,933	1,386,580
Microsoft Corp.	187,613	44,233,517
Mid-America Apartment Communities, Inc., REIT	42,361	6,115,234
Middleby Corp. (The)*(a)	10,675	1,769,381
Moelis & Co. (Class A Stock)	22,138	1,214,933
Mohawk Industries, Inc.*	15,770	3,032,729
Molina Healthcare, Inc.*	11,510	2,690,578
MongoDB, Inc.*	3,591	960,341
Monmouth Real Estate Investment Corp., REIT	6,098	107,874
Monolithic Power Systems, Inc.	3,220	1,137,336
Morgan Stanley	151,891	11,795,855
Morningstar, Inc.	6,943	1,562,453
MSA Safety, Inc.(a)	11,480	1,722,230
Murphy USA, Inc.	19,911	2,878,334
MYT Holding LLC (Class B Stock)*^	92,685	551,476
National Health Investors, Inc., REIT	2,803	202,601
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
National Retail Properties, Inc., REIT	39,587	$1,744,599
National Storage Affiliates Trust, REIT	4,161	166,149
National Vision Holdings, Inc.*	17,134	750,983
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,299	91,579
Netflix, Inc.*(u)	12,638	6,592,739
Newell Brands, Inc.(a)	100,997	2,704,700
NexPoint Residential Trust, Inc., REIT	1,431	65,955
Nexstar Media Group, Inc. (Class A Stock)	16,622	2,334,227
NextEra Energy, Inc.	213,999	16,180,464
NIKE, Inc. (Class B Stock)	21,447	2,850,092
Nordson Corp.	9,025	1,793,087
Norfolk Southern Corp.	56,721	15,230,723
Northern Trust Corp.	27,145	2,853,211
Northrop Grumman Corp.	16,735	5,416,115
Norwegian Cruise Line Holdings Ltd.*	18,957	523,024
NVIDIA Corp.(u)	9,563	5,105,973
Oasis Petroleum, Inc.	1,942	115,335
Office Properties Income Trust, REIT	2,997	82,477
Okta, Inc.*	1,964	432,925
Old Dominion Freight Line, Inc.	6,309	1,516,747
Omega Healthcare Investors, Inc., REIT	14,378	526,666
Open Lending Corp. (Class A Stock)*	6,235	220,844
O’Reilly Automotive, Inc.*	15,284	7,752,809
Ortho Clinical Diagnostics Holdings PLC*(a)	46,216	891,738
Otis Worldwide Corp.	12,459	852,819
Outfront Media, Inc., REIT*	66,777	1,457,742
Packaging Corp. of America	20,677	2,780,643
Pactiv Evergreen, Inc.(a)	52,098	715,827
Paramount Group, Inc., REIT	10,730	108,695
Paylocity Holding Corp.*	4,152	746,654
PayPal Holdings, Inc.*	15,097	3,666,155
Pebblebrook Hotel Trust, REIT	8,146	197,866
Penn Virginia Corp.*	129	1,729
Penn Virginia Corp., NPV*	123	1,648
Performance Food Group Co.*	47,215	2,720,056
Pfizer, Inc.	59,423	2,152,895
Philip Morris International, Inc.	24,625	2,185,222
Phillips 66	32,458	2,646,625
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	6,690	116,205
Pinterest, Inc. (Class A Stock)*	10,187	754,144
Pioneer Natural Resources Co.	19,563	3,106,996
Planet Fitness, Inc. (Class A Stock)*	11,460	885,858
PNC Financial Services Group, Inc. (The)	26,546	4,656,434
Pool Corp.	8,127	2,805,765
Post Holdings, Inc.*	31,827	3,364,750
PPG Industries, Inc.	16,326	2,453,145
Premier, Inc. (Class A Stock)	19,480	659,398
Procter & Gamble Co. (The)	31,643	4,285,411
Progressive Corp. (The)	47,567	4,547,881
Prologis, Inc., REIT	140,775	14,922,150

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
PS Business Parks, Inc., REIT	1,262	$195,080
PTC, Inc.*	9,920	1,365,488
Public Storage, REIT	24,961	6,159,376
Q2 Holdings, Inc.*	16,926	1,695,985
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	2,326	144,305
QUALCOMM, Inc.	23,230	3,080,066
Ralph Lauren Corp.*	18,810	2,316,640
Rayonier, Inc., REIT	84,771	2,733,865
Raytheon Technologies Corp.	52,036	4,020,822
RBC Bearings, Inc.*	9,384	1,846,490
Regency Centers Corp., REIT	9,482	537,724
Regeneron Pharmaceuticals, Inc.*	12,685	6,001,781
Regions Financial Corp.	42,592	879,951
Retail Opportunity Investments Corp., REIT	7,328	116,295
Retail Properties of America, Inc. (Class A Stock), REIT	13,313	139,520
Retail Value, Inc., REIT	1,064	19,907
Rexford Industrial Realty, Inc., REIT	7,664	386,266
Reynolds Consumer Products, Inc.(a)	49,200	1,465,176
RingCentral, Inc. (Class A Stock)*	22	6,553
RLI Corp.(a)	17,972	2,005,136
RLJ Lodging Trust, REIT	10,234	158,422
Roku, Inc.*	3,599	1,172,446
Ross Stores, Inc.	20,636	2,474,463
Royal Caribbean Cruises Ltd.*(a)	35,433	3,033,419
Royalty Pharma PLC (Class A Stock)(a)	27,075	1,181,011
RPT Realty, REIT	5,039	57,495
Ryman Hospitality Properties, Inc., REIT*	3,411	264,387
S&P Global, Inc.	3,546	1,251,277
Sabra Health Care REIT, Inc., REIT	13,072	226,930
SAL TopCo LLC*^	7,526	43,275
Saul Centers, Inc., REIT	816	32,730
Seagate Technology PLC(a)	27,754	2,130,119
Service Properties Trust, REIT	10,225	121,268
ServiceNow, Inc.*	3,006	1,503,331
ServisFirst Bancshares, Inc.	27,910	1,711,720
Signature Bank	11,731	2,652,379
Simon Property Group, Inc., REIT	18,952	2,156,169
SITE Centers Corp., REIT	10,991	149,038
SL Green Realty Corp., REIT(a)	4,087	286,049
Snap, Inc. (Class A Stock)*	20,603	1,077,331
Snap-on, Inc.	5,910	1,363,673
Snowflake, Inc. (Class A Stock)*(a)	2,602	596,587
SolarEdge Technologies, Inc.*	7,159	2,057,783
Spirit Airlines, Inc.*	12,546	462,947
SS&C Technologies Holdings, Inc.	40,070	2,799,691
STAG Industrial, Inc., REIT	9,826	330,252
Stanley Black & Decker, Inc.	49,817	9,946,960
State Street Corp.	64,355	5,406,464
Stellantis NV	44,196	784,975
StepStone Group, Inc. (Class A Stock)	29,263	1,032,106
Stericycle, Inc.*	19,772	1,334,808
STERIS PLC	9,370	1,784,798
Summit Hotel Properties, Inc., REIT*	6,558	66,629
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Sun Communities, Inc., REIT(a)	21,307	$3,196,902
Sunstone Hotel Investors, Inc., REIT*	13,374	166,640
SVB Financial Group*(a)	3,520	1,737,683
Syneos Health, Inc.*	23,850	1,809,022
SYNNEX Corp.	10,182	1,169,301
Synopsys, Inc.*	5,762	1,427,708
Sysco Corp.(a)	27,513	2,166,374
T. Rowe Price Group, Inc.	14,621	2,508,964
Tanger Factory Outlet Centers, Inc., REIT(a)	5,804	87,815
Teradyne, Inc.	8,225	1,000,818
Terreno Realty Corp., REIT	4,046	233,737
Tesla, Inc.*(a)(u)	22,671	15,142,641
Texas Instruments, Inc.	21,705	4,102,028
Thermo Fisher Scientific, Inc.	10,639	4,855,427
Thor Industries, Inc.(a)	21,697	2,923,454
T-Mobile US, Inc.*	47,431	5,942,630
Toll Brothers, Inc.	17,857	1,013,028
Toro Co. (The)	33,992	3,505,935
Tractor Supply Co.	10,413	1,843,934
Trade Desk, Inc. (The) (Class A Stock)*	1,805	1,176,246
Trane Technologies PLC	52,671	8,720,211
TransUnion	23,370	2,103,300
Travelers Cos., Inc. (The)	39,632	5,960,653
Truist Financial Corp.	264,718	15,438,354
Twilio, Inc. (Class A Stock)*	4,456	1,518,427
Tyler Technologies, Inc.*	3,566	1,513,874
U.S. Bancorp	124,595	6,891,349
Uber Technologies, Inc.*(u)	62,830	3,424,863
UDR, Inc., REIT	18,413	807,594
United Airlines Holdings, Inc.*	34,363	1,977,247
UnitedHealth Group, Inc.(u)	50,000	18,603,500
Universal Health Realty Income Trust, REIT	803	54,427
Urban Edge Properties, REIT	7,259	119,919
Urstadt Biddle Properties, Inc. (Class A Stock), REIT	2,450	40,793
Vail Resorts, Inc.*	4,867	1,419,509
Ventas, Inc., REIT(a)	22,079	1,177,694
Verizon Communications, Inc.	104,292	6,064,580
Vertex Pharmaceuticals, Inc.*	11,653	2,504,113
Viatris, Inc.*	89,113	1,244,909
Visa, Inc. (Class A Stock)(u)	17,135	3,627,994
Vistra Corp.	7,035	124,379
Vornado Realty Trust, REIT	21,062	956,004
Walt Disney Co. (The)*	7,376	1,361,020
Washington Prime Group, Inc., REIT(a)	1,292	2,881
Washington Real Estate Investment Trust, REIT	5,246	115,937
Waste Connections, Inc.	24,230	2,616,355
Weingarten Realty Investors, REIT	7,924	213,235
Wells Fargo & Co.	407,173	15,908,249
Welltower, Inc., REIT	38,421	2,752,096
Wendy’s Co. (The)	63,920	1,295,019
West Pharmaceutical Services, Inc.	6,864	1,934,138
Western Alliance Bancorp	20,791	1,963,502
Westrock Co.	52,499	2,732,573
WEX, Inc.*	10,233	2,140,948

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Weyerhaeuser Co., REIT	60,703	$2,161,027
Williams Cos., Inc. (The)	101,326	2,400,413
WillScot Mobile Mini Holdings Corp.*	68,910	1,912,252
Windstream Holdings, Inc.*^	66	915
Woodward, Inc.	15,120	1,823,926
Workday, Inc. (Class A Stock)*	12,447	3,092,208
WP Carey, Inc., REIT	10,881	769,940
Xcel Energy, Inc.	117,499	7,814,858
Yum! Brands, Inc.	58,261	6,302,675
Zebra Technologies Corp. (Class A Stock)*	3,822	1,854,358
Zillow Group, Inc. (Class C Stock)*(a)	7,431	963,355
Zimmer Biomet Holdings, Inc.	28,927	4,630,634
Zscaler, Inc.*(u)	39,545	6,788,690
		1,308,516,469

Total Common Stocks (cost $1,562,849,396)		1,936,055,460
Preferred Stocks — 0.4%
Brazil — 0.1%
Gerdau SA (PRFC)	55,920	299,040
Itausa SA (PRFC)	172,260	313,998
Petroleo Brasileiro SA (PRFC)	169,540	728,625
		1,341,663
Germany — 0.3%
Jungheinrich AG (PRFC)	8,778	421,958
Schaeffler AG (PRFC)	49,528	441,998
Volkswagen AG (PRFC)	32,676	9,165,072
		10,029,028
United States — 0.0%
Claire’s Stores, Inc., CVT*^	215	424,625
Goodman Networks, Inc., Maturing 05/11/22*^	1,772	18
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	188,847	220,856
		645,499

Total Preferred Stocks (cost $9,037,913)		12,016,190

	Units
Rights* — 0.0%
United States
Media General, Inc., CVR, expiring 12/31/22^	58,900	6
Vistra Corp., expiring 01/23/27^	14,839	16,323

Total Rights (cost $0)		16,329
Warrants* — 0.0%
United States
Chesapeake Energy Corp., expiring 02/09/26	1,487	30,662
	Units	Value

Warrants* (continued)
United States (cont’d.)
Chesapeake Energy Corp., expiring 02/09/26	1,653	$32,630
Chesapeake Energy Corp., expiring 02/09/26	918	15,423
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	—

Total Warrants (cost $92,305)		78,715

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.0%
Cayman Islands — 0.0%
Colony American Finance Ltd.,
Series 2016-02, Class A, 144A
2.554%	11/15/48	386	386,218
HERO Funding,
Series 2016-03B, Class B, 144A
5.240%	09/20/42	393	396,722
			782,940
United States — 1.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.279%(c)	07/25/33	481	484,518
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.159%(c)	12/25/33	58	57,947
Series 2003-OP01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.359%(c)	12/25/33	484	484,338
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.909%(c)	10/25/34	110	113,428
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.189%(c)	11/25/34	2	2,558
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)
2.764%(c)	08/25/32	284	286,070
Series 2004-R01, Class M2, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.979%(c)	02/25/34	610	595,470
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W7, Class M9, 144A, 1 Month LIBOR + 4.800% (Cap N/A, Floor 4.800%)
4.283%(c)	05/25/34	158	181,343

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035% (Cap N/A, Floor 1.035%)
1.144%(c)	02/25/33	321	$320,390
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025% (Cap N/A, Floor 2.025%)
2.134%(c)	10/25/34	6	12,124
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.059%(c)	05/28/44	39	38,993
Series 2006-D, Class 1A5
5.668%	12/28/36	117	137,190
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 2.175%)
2.284%(c)	07/25/34	364	177,173
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755% (Cap N/A, Floor 1.755%)
1.864%(c)	09/25/34	521	526,666
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class B, 1 Month LIBOR + 5.250% (Cap 11.000%, Floor 5.250%)
5.359%(c)	03/25/43	22	23,162
Series 2003-SD02, Class 3A
3.998%(cc)	06/25/43	157	162,451
Series 2004-01, Class M1, 1 Month LIBOR + 0.975% (Cap 11.000%, Floor 0.975%)
1.084%(c)	06/25/34	298	303,565
Series 2004-02, Class M1, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)
1.309%(c)	08/25/34	308	308,067
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	01/25/34	566	559,972
Series 2004-B, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	03/25/34	471	465,171
Chase Funding Loan Acquisition Trust,
Series 2004-OPT01, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.609%(c)	06/25/34	187	186,978
Chase Funding Trust,
Series 2003-06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	11/25/34	367	368,737
CHEC Loan Trust,
Series 2004-02, Class M3, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
1.984%(c)	04/25/34	153	155,379
Citifinancial Mortgage Securities, Inc.,
Series 2004-01, Class AF4
5.070%	04/25/34	710	739,314
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2004-ECC02, Class M5, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
1.984%(c)	10/25/34	46	$46,188
Countrywide Asset-Backed Certificates Trust,
Series 2004-05, Class M3, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.725%)
1.834%(c)	07/25/34	206	206,220
Series 2004-06, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.084%(c)	10/25/34	333	328,761
Countrywide Partnership Trust,
Series 2004-EC01, Class M2, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.945%)
1.054%(c)	01/25/35	299	292,426
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB06, Class M3, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.209%(c)	12/25/33	279	277,481
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	1,765	1,889,509
Fremont Home Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.039%(c)	07/25/34	73	73,551
Golden Bear LLC,
Series 2016-R, Class R, 144A
5.650%	09/20/47	510	506,693
GSAMP Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 1.245%)
1.356%(c)	06/20/33	240	236,669
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.909%(c)	02/25/33	216	206,067
Series 2004-NC02, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.159%(c)	10/25/34	139	137,548
Home Equity Asset Trust,
Series 2002-01, Class M2, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.009%(c)	11/25/32	903	897,608
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.964%(c)	08/25/34	213	211,849
Series 2004-06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	12/25/34	181	181,123
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.309%(c)	11/25/34	776	775,243
Series 2004-C, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	03/25/35	235	222,482

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Lendmark Funding Trust,
Series 2018-02A, Class C, 144A
5.260%	04/20/27	2,000	$2,045,370
Long Beach Mortgage Loan Trust,
Series 2001-02, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.949%(c)	07/25/31	210	208,929
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.964%(c)	07/25/34	460	454,569
Series 2004-05, Class A5, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.669%(c)	09/25/34	467	467,902
MASTR Asset-Backed Securities Trust,
Series 2003-NC01, Class M5, 1 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
4.746%(c)	04/25/33	87	89,291
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	09/25/34	67	66,732
Series 2005-NC01, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	12/25/34	168	165,204
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.084%(c)	07/25/34	113	111,375
Series 2004-HE01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.359%(c)	04/25/35	530	528,008
Series 2005-NC01, Class M2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.189%(c)	10/25/35	284	283,933
Mid-State Capital Trust,
Series 2010-01, Class M, 144A
5.250%	12/15/45	85	86,914
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.964%(c)	01/25/34	99	99,093
Series 2004-HE06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	08/25/34	117	115,592
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	05/25/34	482	476,601
Series 2005-HE01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	12/25/34	222	208,446
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)
1.234%(c)	10/25/33	1,287	1,285,742
Series 2003-04, Class M2, 1 Month LIBOR + 2.730% (Cap N/A, Floor 2.730%)
2.839%(c)	10/25/33	61	61,274
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2003-B, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.584%(c)	11/25/33	46	$46,150
NovaStar Mortgage Funding Trust,
Series 2003-02, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 2.775%)
2.884%(c)	09/25/33	372	380,247
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.129%(c)	07/25/33	696	695,727
Option One Mortgage Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
1.684%(c)	05/25/34	334	337,012
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH01, Class M4, 1 Month LIBOR + 1.245% (Cap N/A, Floor 1.245%)
1.354%(c)	01/25/36	419	420,870
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.650% (Cap 14.000%, Floor 0.975%)
1.084%(c)	11/25/33	200	197,458
Series 2005-RS06, Class M4, 1 Month LIBOR + 0.650% (Cap 14.000%, Floor 0.975%)
1.084%(c)	06/25/35	1,295	1,297,895
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.459%(c)	08/25/36	1,806	1,762,451
Renaissance Home Equity Loan Trust,
Series 2003-02, Class M2A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.109%(c)	08/25/33	228	221,306
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,015	2,112,994
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,510	1,586,794
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%(cc)	07/25/30	55	47,805
Series 2003-02, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)
2.734%(c)	06/25/33	120	128,810
Series 2004-02, Class MV2, 1 Month LIBOR + 1.800% (Cap 10.000%, Floor 1.800%)
1.909%(c)	08/25/35	285	285,962
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	11/25/34	274	272,831
Stanwich Mortgage Loan Trust,
Series 2019-NPB02, Class A1, 144A
3.475%	11/16/24	1,160	1,166,824

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-08, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.039%(c)	09/25/34	454	$448,338
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
0.814%(c)	07/25/35	5	4,885
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.279%(c)	01/25/37	518	514,576
Veros Automobile Receivables Trust,
Series 2018-01, Class C, 144A
4.650%	02/15/24	613	618,189
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.084%(c)	10/25/34	802	799,422
Series 2004-02, Class M8A, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.609%(c)	10/25/34	734	711,784
			33,993,727

Total Asset-Backed Securities (cost $33,538,750)			34,776,667
Bank Loans — 0.1%
United States
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	06/02/25	300	298,359
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.609%(c)	12/18/26	548	516,779
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.609%(c)	01/31/25	106	104,789
Moran Foods LLC,
New Money Term Loan Non-PIK, 3 Month LIBOR + 7.000%
8.000%(c)	03/12/24^	100	104,194
Term Loan
—%(p)	10/01/24^	153	133,342
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.620%(c)	11/06/24	152	151,509
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.859%(c)	08/14/24	98	95,717

Total Bank Loans (cost $1,306,915)			1,404,689
Commercial Mortgage-Backed Securities — 0.5%
United States
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	732,734
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	$196,966
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.156%(c)	06/15/35	3,000	2,966,950
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
1.427%(c)	03/15/37	1,500	1,499,541
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,259,067
DBGS Mortgage Trust,
Series 2018-05BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.936%(c)	06/15/33	3,000	2,996,325
Fannie Mae-Aces,
Series 2020-M39, Class 1A1
0.750%	09/25/28	546	524,168
Series 2020-M39, Class X1, IO
2.018%(cc)	07/25/30	2,481	328,685
Series 2021-M03, Class 1A1
1.000%	11/25/33	94	92,347
Series 2021-M03, Class X1, IO
2.010%(cc)	11/25/33	414	57,686
FHLMC Multifamily Mortgage Trust,
Series 2015-K45, Class C, 144A
3.590%(cc)	04/25/48	1,355	1,426,065
Series 2015-K48, Class B, 144A
3.641%(cc)	08/25/48	1,600	1,714,858
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.292%(cc)	07/25/23	35,452	209,279
Series K723, Class X3, IO
1.920%(cc)	10/25/34	10,000	432,285
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	914	529,571
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.015%(cc)	06/11/42	500	513,752
Velocity Commercial Capital Loan Trust,
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48	1,109	1,161,198
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30	505	519,075
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.256%(cc)	03/15/45	765	745,215

Total Commercial Mortgage-Backed Securities (cost $17,940,249)			17,905,767

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 20.0%
Australia — 0.2%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25	300	$326,484
5.000%	03/23/35	230	269,996
Ausgrid Finance Pty Ltd.,
Sr. Sec’d. Notes, 144A
4.350%	08/01/28	240	265,518
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.400%	05/19/26	250	280,059
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30	1,550	1,600,386
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.500%	09/15/27	150	160,371
5.125%	05/15/24	29	31,685
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26	150	161,348
Glencore Funding LLC,
Gtd. Notes, 144A
2.500%	09/01/30	961	923,441
4.000%	03/27/27(a)	454	500,286
4.125%	05/30/23	42	44,872
4.625%	04/29/24	35	38,594
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36	370	354,213
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	100	98,104
National Australia Bank Ltd.,
Sub. Notes, 144A, MTN
2.332%	08/21/30	300	283,363
3.933%(ff)	08/02/34	815	859,322
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
3.250%	05/13/30	40	41,948
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.250%	10/28/25(a)	517	546,433
3.500%	02/12/25	110	117,032
Sydney Airport Finance Co. Pty Ltd.,
Sr. Sec’d. Notes, 144A
3.375%	04/30/25	250	266,545
Westpac Banking Corp.,
Sub. Notes
4.421%	07/24/39	60	68,074
			7,238,074
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30	200	247,730
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Bahrain — 0.0%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes
7.625%	11/07/24	200	$222,582
8.375%	11/07/28	200	231,002
			453,584
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36	285	334,210
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43	850	904,309
4.700%	02/01/36	233	272,606
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42	130	134,754
4.000%	04/13/28	1,080	1,204,105
4.375%	04/15/38	1,129	1,283,927
4.500%	06/01/50	1,657	1,884,952
4.600%	04/15/48	845	968,784
			6,987,647
Brazil — 0.1%
Klabin Austria GmbH,
Gtd. Notes
5.750%	04/03/29	200	223,403
MV24 Capital BV,
Sr. Sec’d. Notes
6.748%	06/01/34	189	197,459
Petrobras Global Finance BV,
Gtd. Notes
6.900%	03/19/49	200	217,934
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30(a)	1,933	2,023,366
Votorantim Cimentos International SA,
Gtd. Notes
7.250%	04/05/41	200	257,480
			2,919,642
Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	355	359,079
4.250%	05/15/24	99	100,255
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	134	133,828
Air Canada 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.750%	06/15/29	223	228,736
Air Canada 2017-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.550%	07/15/31	157	149,183

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Air Canada 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
3.700%	07/15/27	226	$217,025
Alimentation Couche-Tard, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	650	663,434
Bank of Montreal,
Sub. Notes
3.803%(ff)	12/15/32	70	76,890
Bell Canada,
Gtd. Notes
4.300%	07/29/49	258	291,243
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	143	140,792
7.875%	04/15/27	223	218,524
Brookfield Finance, Inc.,
Gtd. Notes
4.850%	03/29/29	41	47,421
Emera US Finance LP,
Gtd. Notes
4.750%	06/15/46	427	478,077
Emera, Inc.,
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	509	578,346
Enbridge, Inc.,
Gtd. Notes
4.500%	06/10/44	180	195,774
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	773	823,523
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	08/01/25(a)	460	466,844
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HY
8.400%	01/15/22	150	159,329
MEG Energy Corp.,
Sec’d. Notes, 144A
6.500%	01/15/25	452	466,922
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	257	267,628
5.250%	06/01/27	136	142,690
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35	40	44,149
5.250%	01/15/45	60	75,569
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
Gtd. Notes, 144A
7.000%	07/15/26	296	309,742
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25(a)	1,452	1,550,554
3.750%	03/04/51	255	248,434
5.950%	05/15/35	60	75,112
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
6.800%	05/15/38	80	$109,165
Teck Resources Ltd.,
Sr. Unsec’d. Notes
5.400%	02/01/43	727	819,008
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.250%	05/15/28	501	564,121
4.625%	03/01/34	995	1,121,072
4.750%	05/15/38	25	28,672
6.200%	10/15/37	60	78,160
Transcanada Trust,
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76(a)	363	395,458
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27(a)	547	577,992
			12,202,751
Chile — 0.0%
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes
4.250%	04/30/29	200	218,071
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.750%	01/15/31	200	216,193
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes
3.650%	05/07/30	200	217,329
4.700%	05/07/50	200	228,339
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
5.250%	11/06/29	200	223,086
			1,103,018
China — 0.0%
Minmetals Bounteous Finance BVI Ltd.,
Gtd. Notes
4.200%	07/27/26	200	219,081
Sunny Express Enterprises Corp.,
Gtd. Notes
3.125%	04/23/30	200	202,426
			421,507
Colombia — 0.0%
AI Candelaria Spain SLU,
Sr. Sec’d. Notes
7.500%	12/15/28	250	282,024
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	09/18/23	200	220,436
5.875%	05/28/45	200	212,014
Empresas Publicas de Medellin ESP,
Sr. Unsec’d. Notes
4.250%	07/18/29	200	201,991
			916,465

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	200	$200,997
3.244%(ff)	12/20/25	543	578,044
5.000%(ff)	01/12/23	940	970,809
5.375%	01/12/24	597	665,647
			2,415,497
Finland — 0.0%
Nordea Bank Abp,
Jr. Sub. Notes, 144A
6.625%(ff)	03/26/26(a)(oo)	390	447,659
Sub. Notes, 144A
4.625%(ff)	09/13/33	420	459,352
			907,011
France — 0.7%
Altice France SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	895	930,944
8.125%	02/01/27	200	219,161
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	2,060	2,016,563
2.219%(ff)	06/09/26(a)	890	912,474
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	712	766,782
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	600	598,508
2.277%(ff)	01/20/32	250	241,137
2.375%	01/14/25	1,875	1,936,819
Sub. Notes, 144A
5.150%	07/21/24	2,020	2,263,904
Sub. Notes, 144A, MTN
4.500%	03/15/25	830	912,643
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)	420	506,565
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	1,630	1,593,603
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26(a)	1,265	1,283,146
3.250%	10/04/24	615	660,492
4.125%	01/10/27	565	632,194
Sub. Notes, 144A
2.811%	01/11/41	250	227,037
4.375%	03/17/25	300	329,637
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,885	1,849,103
2.625%	10/16/24	800	834,522
Sub. Notes, 144A
4.250%	04/14/25	400	431,897
4.750%	11/24/25	1,620	1,793,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
France (cont’d.)
Sub. Notes, 144A, MTN
3.653%(ff)	07/08/35	385	$385,072
Total Capital International SA,
Gtd. Notes
2.986%	06/29/41(a)	755	725,171
3.127%	05/29/50	230	217,591
3.461%	07/12/49	80	80,221
WEA Finance LLC,
Gtd. Notes, 144A
2.875%	01/15/27	680	676,979
			23,025,473
Germany — 0.2%
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.375%	12/15/28(a)	1,190	1,344,148
Daimler Finance North America LLC,
Sr. Unsec’d. Notes, 144A
1.450%	03/02/26	1,215	1,205,096
Deutsche Bank AG,
Sr. Unsec’d. Notes
1.686%	03/19/26	1,110	1,107,898
2.222%(ff)	09/18/24	1,130	1,158,368
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
1.200%	03/11/26	530	523,937
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
3.200%	09/26/26	1,048	1,124,540
			6,463,987
Hong Kong — 0.0%
AIA Group Ltd.,
Sub. Notes, 144A
3.200%	09/16/40	200	196,485
India — 0.0%
Indian Railway Finance Corp. Ltd.,
Sr. Unsec’d. Notes, MTN
3.249%	02/13/30	200	198,550
Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.530%	11/15/28	200	240,598
6.757%	11/15/48	300	372,166
Minejesa Capital BV,
Sr. Sec’d. Notes
4.625%	08/10/30	200	208,555
Pertamina Persero PT,
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48	200	255,957
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes
3.875%	07/17/29	200	209,591
4.875%	07/17/49	350	370,673
			1,657,540

A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.875%	08/14/24	150	$155,307
3.500%	01/15/25	1,274	1,337,245
3.950%	02/01/22(a)	340	347,948
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	600	652,119
4.750%	10/12/23(a)	555	606,473
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
2.875%	02/15/25	970	970,838
3.625%	05/01/22(a)	850	866,447
3.950%	07/01/24	1,210	1,264,683
4.250%	04/15/26	440	460,303
4.375%	05/01/26	85	89,388
5.250%	05/15/24	95	102,759
5.500%	01/15/23	50	52,897
CRH America, Inc.,
Gtd. Notes, 144A
3.875%	05/18/25	200	218,786
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
4.500%	03/15/23	90	93,945
5.250%	08/15/22	1,005	1,054,863
5.500%	02/15/24	175	189,358
			8,463,359
Israel — 0.0%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	200	201,415
5.375%	03/30/28	200	202,925
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	06/30/30	250	275,538
			679,878
Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
3.625%	05/25/27	240	259,972
4.750%	05/25/47	200	235,743
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	400	446,961
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27	65	84,638
Telecom Italia Capital SA,
Gtd. Notes
6.375%	11/15/33(a)	450	530,860
UniCredit SpA,
Sub. Notes, 144A
5.861%(ff)	06/19/32	1,160	1,284,639
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Italy (cont’d.)
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35	575	$615,647
			3,458,460
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.193%	02/25/25	2,077	2,138,129
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.818%(c)	05/25/24	615	617,775
Sr. Unsec’d. Notes
1.234%(ff)	05/22/27	1,150	1,119,013
1.241%(ff)	07/10/24	800	808,195
2.226%(ff)	05/25/26	1,498	1,540,484
2.721%(ff)	07/16/23	835	857,709
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25	215	227,787
4.345%	09/17/27	400	435,748
NTT Finance Corp.,
Gtd. Notes, 144A
1.162%	04/03/26	1,000	986,357
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
2.348%	01/15/25	824	855,141
3.446%	01/11/27(a)	370	402,457
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
2.050%	03/31/30	1,020	981,361
3.025%	07/09/40	735	711,161
3.175%	07/09/50(a)	400	378,854
5.000%	11/26/28	1,369	1,617,990
			13,678,161
Kazakhstan — 0.0%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42	200	267,576
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
4.750%	04/19/27	200	228,167
5.750%	04/19/47	200	237,105
Sr. Unsec’d. Notes, 144A
3.500%	04/14/33	200	204,786
			937,634
Luxembourg — 0.1%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	550	542,855
Altice France Holding SA,
Gtd. Notes, 144A
6.000%	02/15/28	250	246,575
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	233	262,316

A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Luxembourg (cont’d.)
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A
8.500%	10/15/24(d)	416	$261,876
9.750%	07/15/25(d)	175	109,411
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	223	230,706
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	60	63,157
			1,716,896
Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, EMTN
4.500%	03/18/45	200	237,106
Mexico — 0.2%
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes
4.375%	10/14/25	200	220,907
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.200%	09/17/30	200	216,651
Comision Federal de Electricidad,
Gtd. Notes, 144A
4.677%	02/09/51	950	892,924
FEL Energy VI Sarl,
Sr. Sec’d. Notes, 144A
5.750%	12/01/40	200	204,519
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50	990	974,679
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A
4.000%	09/06/49	450	446,203
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	243	239,936
Petroleos Mexicanos,
Gtd. Notes
5.350%	02/12/28	30	29,304
5.375%	03/13/22	300	307,745
5.950%	01/28/31	50	47,862
6.500%	01/23/29	200	202,267
6.950%	01/28/60	600	516,085
7.690%	01/23/50	800	742,751
Gtd. Notes, MTN
6.875%	08/04/26	450	481,637
			5,523,470
Netherlands — 0.1%
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26(a)	460	501,923
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29	490	493,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Netherlands (cont’d.)
2.750%	04/06/30(a)	1,616	$1,670,424
4.125%	05/11/35	110	125,449
4.550%	08/12/43	50	59,444
Trivium Packaging Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	315	331,075
			3,181,865
Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.375%	05/22/30	140	139,901
7.250%	09/23/27	95	125,678
			265,579
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes
6.000%	11/18/48	198	210,745
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes
4.375%	05/31/30	200	207,354
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes
5.125%	05/02/49	200	220,945
			639,044
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
Sr. Sec’d. Notes
2.101%(s)	06/05/34	394	292,101
Peru — 0.0%
Consorcio Transmantaro SA,
Sr. Unsec’d. Notes
4.375%	05/07/23	200	211,252
Corp. Financiera de Desarrollo SA,
Sr. Unsec’d. Notes, 144A
2.400%	09/28/27(a)	200	197,015
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes
3.500%	01/31/23	200	207,987
Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes
4.350%	04/05/36	200	211,827
Peru LNG Srl,
Sr. Unsec’d. Notes
5.375%	03/22/30	200	179,019
Petroleos del Peru SA,
Sr. Unsec’d. Notes
4.750%	06/19/32	200	210,942
5.625%	06/19/47	200	210,103
			1,428,145

A18

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Portugal — 0.1%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28(a)		1,690	$1,630,835
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		300	319,855
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	09/10/30		200	196,009
2.875%	03/17/31		500	496,535
3.625%	09/11/24		230	248,674
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, EMTN
6.750%	08/06/23		200	206,878
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22		200	204,170
				1,352,266
South Korea — 0.0%
Kia Motors Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26		200	213,796
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
1.125%	09/18/25		400	393,288
Banco Santander SA,
Sr. Unsec’d. Notes
2.706%	06/27/24		1,200	1,267,320
3.490%	05/28/30		1,200	1,253,901
Telefonica Emisiones SA,
Gtd. Notes
4.665%	03/06/38		1,362	1,532,284
4.895%	03/06/48		345	392,463
				4,839,256
Supranational Bank — 0.0%
Banque Ouest Africaine de Developpement,
Sr. Unsec’d. Notes, 144A
2.750%	01/22/33	EUR	100	120,665
Switzerland — 0.4%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(a)(oo)		720	727,305
6.250%(ff)	12/18/24(oo)		720	766,773
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		1,055	1,020,390
2.593%(ff)	09/11/25(a)		2,658	2,755,709
4.207%(ff)	06/12/24		2,612	2,789,689
4.282%	01/09/28		1,970	2,167,350
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Switzerland (cont’d.)
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
5.550%	10/25/42	168	$204,132
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50	228	216,764
UBS Group AG,
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27(a)	1,400	1,380,567
3.126%(ff)	08/13/30	559	583,992
4.125%	09/24/25	478	531,265
			13,143,936
Trinidad & Tobago — 0.0%
Trinidad Generation UnLtd,
Sr. Unsec’d. Notes
5.250%	11/04/27	200	205,895
United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes
4.600%	11/02/47	200	226,000
DP World PLC,
Sr. Unsec’d. Notes, EMTN
6.850%	07/02/37	200	259,639
MDGH - GMTN BV,
Gtd. Notes, GMTN
3.950%	05/21/50	200	213,378
Gtd. Notes, MTN
2.875%	11/07/29	200	206,861
			905,878
United Kingdom — 1.3%
AstraZeneca PLC,
Sr. Unsec’d. Notes
1.375%	08/06/30	1,045	957,178
2.125%	08/06/50(a)	610	490,932
4.000%	09/18/42	40	44,688
6.450%	09/15/37	30	42,769
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	200	187,925
3.400%	04/15/30	1,494	1,586,407
Barclays PLC,
Jr. Sub. Notes
7.875%(ff)	03/15/22(oo)	870	915,064
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	2,185	2,285,461
3.932%(ff)	05/07/25	840	907,125
Sub. Notes
4.836%	05/09/28	247	275,603
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28(a)	300	295,052
3.557%	08/15/27	2,175	2,314,760
4.390%	08/15/37	1,286	1,350,013
4.540%	08/15/47	117	117,947

A19

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
4.906%	04/02/30(a)	960	$1,095,121
BP Capital Markets PLC,
Gtd. Notes
3.279%	09/19/27	170	183,758
4.375%(ff)	06/22/25(oo)	364	386,305
4.875%(ff)	03/22/30(oo)	552	591,585
British Airways 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.800%	03/20/33	246	256,030
CK Hutchison International 19 Ltd.,
Gtd. Notes, 144A
3.250%	04/11/24(a)	696	745,995
3.625%	04/11/29(a)	200	216,057
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)	210	231,661
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	1,385	1,360,648
2.357%(ff)	08/18/31	200	192,539
2.848%(ff)	06/04/31	790	789,910
4.041%(ff)	03/13/28	3,625	3,974,894
4.292%(ff)	09/12/26	978	1,083,026
4.950%	03/31/30(a)	964	1,124,167
6.100%	01/14/42	105	145,471
Sub. Notes
7.625%	05/17/32	170	235,850
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.125%	07/26/24(a)	562	594,488
3.500%	07/26/26	742	792,360
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
1.627%(ff)	05/11/27	470	467,093
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
1.000%	08/28/25	550	540,131
4.302%(ff)	03/08/29	505	559,475
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32	640	691,861
Natwest Group PLC,
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28	365	380,825
3.875%	09/12/23	380	407,513
4.269%(ff)	03/22/25	2,133	2,327,509
NatWest Markets PLC,
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	860	891,735
New England Power Co.,
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	210	218,654
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
3.000%	06/26/27	210	225,326
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35	80	94,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
7.000%	08/04/41	70	$90,372
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	1,850	1,851,374
2.896%(ff)	03/15/32(a)	690	685,839
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	515	519,213
1.456%(ff)	01/14/27(a)	2,575	2,514,359
2.744%(ff)	09/10/22	240	242,199
2.819%(ff)	01/30/26(a)	1,354	1,408,250
4.247%(ff)	01/20/23	255	262,061
4.644%(ff)	04/01/31	290	329,080
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	200	207,534
5.500%	05/15/29	470	501,101
Vodafone Group PLC,
Sr. Unsec’d. Notes
4.250%	09/17/50(a)	514	564,828
4.375%	02/19/43	275	307,199
6.150%	02/27/37	45	60,023
			42,119,341
United States — 14.9%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
2.500%	02/10/41	210	190,585
2.800%	02/10/51(a)	400	358,783
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	180	223,365
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	3,728	3,957,884
4.050%	11/21/39	1,006	1,121,450
4.400%	11/06/42	85	98,546
4.450%	05/14/46	775	896,476
4.500%	05/14/35	297	345,706
4.550%	03/15/35	60	69,906
4.750%	03/15/45	150	178,982
4.850%	06/15/44	200	242,611
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	188	198,276
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	796	669,361
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	410	423,745
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	4	4,263

A20

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	165	$167,373
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	450	497,534
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
1.375%	01/15/26(a)	440	429,164
2.450%	01/15/31	670	638,678
3.300%	07/15/25	689	731,188
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	410	429,217
4.125%	11/15/42	308	335,798
6.750%	12/15/37	40	57,093
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	90	124,715
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	1,943	2,041,908
3.375%	07/01/25(a)	315	332,874
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	280	289,797
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	290	277,361
2.800%	05/15/50	80	74,304
Alabama Power Co.,
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33	90	109,433
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	30	34,988
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27(a)	640	663,063
7.500%	03/15/26(a)	378	417,431
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	600	645,592
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	2,750	2,788,763
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	225	204,040
4.900%	12/15/30(a)	430	510,598
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	250	259,706
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	140	137,318
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	250	$266,045
5.875%	06/01/29	180	196,809
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	470	407,269
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	1,060	983,157
3.875%	09/16/46(a)	789	767,200
4.800%	02/14/29	1,010	1,159,091
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60	430	382,743
3.875%	08/22/37	625	713,187
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	274	222,839
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	98	103,572
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)	138	141,667
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	270	261,185
3.500%	01/15/31	1,034	1,099,511
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	719	724,878
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	570	587,218
6.250%	03/15/26	302	309,541
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	120	129,937
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	250	265,979
3.875%	01/15/35	542	590,850
4.700%	07/10/35	110	128,780
4.800%	07/10/45	280	332,452
American Tower Corp.,
Sr. Unsec’d. Notes
1.875%	10/15/30(a)	680	636,100
2.750%	01/15/27	1,663	1,737,430
3.800%	08/15/29	95	103,536
3.950%	03/15/29	952	1,047,188
American Tower Trust #1,
Asset Backed, 144A
3.070%	03/15/48	100	101,034
3.652%	03/15/48	210	227,423

A21

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	27	$30,638
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	300	326,033
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40	516	514,362
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.500%	12/05/26	125	136,890
4.500%	12/05/36	60	65,643
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	325	328,041
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23(a)	399	400,296
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	658	682,648
3.600%	03/15/51	275	285,027
4.625%	05/15/42	115	136,583
4.650%	08/15/44	110	130,296
Apache Corp.,
Sr. Unsec’d. Notes
4.625%	11/15/25(a)	615	633,761
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series AA
2.700%	04/01/31	450	448,994
Sr. Unsec’d. Notes, Series P
6.700%	08/15/37	75	102,032
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41(a)	460	425,544
2.650%	05/11/50	1,558	1,421,505
2.650%	02/08/51	55	50,330
2.800%	02/08/61	45	40,465
2.950%	09/11/49	280	270,480
3.450%	02/09/45	1,365	1,452,688
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25(a)	255	261,462
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	560	596,353
Sr. Sec’d. Notes, 144A
6.000%	05/15/25	75	80,848
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	575	590,315
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27	315	321,275
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	755	$704,839
3.300%	02/01/52	280	253,974
3.500%	06/01/41	925	914,225
4.300%	02/15/30	930	1,046,970
4.800%	06/15/44	170	193,905
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	770	730,876
3.500%	09/15/53	1,258	1,163,355
3.550%	09/15/55	1,225	1,121,151
3.650%	09/15/59	1,072	981,185
Atmos Energy Corp.,
Sr. Unsec’d. Notes
0.625%	03/09/23	580	580,289
3.000%	06/15/27	200	213,465
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30	70	77,528
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	385	402,624
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	845	823,363
5.500%	12/15/24	210	235,389
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.750%	07/15/27	94	97,538
6.375%	04/01/24(a)	695	706,324
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27	423	442,162
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	214	220,235
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.138%	11/07/29(a)	540	565,669
Baker Hughes Holdings LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	60	73,309
Bank of America Corp.,
Jr. Sub. Notes, Series U
5.200%(ff)	06/01/23(a)(oo)	615	636,914
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	340	369,416
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,170	1,100,653
2.676%(ff)	06/19/41	690	646,642
2.884%(ff)	10/22/30	1,987	2,042,799
3.705%(ff)	04/24/28	3,778	4,133,823
3.824%(ff)	01/20/28	5,389	5,929,777
3.974%(ff)	02/07/30	1,095	1,211,859
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32(a)	1,215	1,217,656

A22

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sub. Notes, MTN, Series L
4.183%	11/25/27	930	$1,034,526
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	300	332,275
9.250%	04/01/26	1,648	1,823,920
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30	60	60,257
6.125%	04/15/25	346	354,677
7.000%	01/15/28	116	125,951
7.250%	05/30/29	72	80,181
9.000%	12/15/25(a)	379	411,786
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)	622	639,380
5.750%	08/15/27	13	13,997
7.000%	03/15/24	117	119,781
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	545	517,003
3.363%	06/06/24	980	1,050,734
3.700%	06/06/27	991	1,092,280
3.794%	05/20/50	145	153,385
4.669%	06/06/47	130	155,358
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	445	400,467
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	710	656,811
4.200%	08/15/48	344	396,318
4.400%	05/15/42	100	119,039
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	1,947	1,872,753
3.150%	05/01/50	25	22,993
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	105	116,250
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	740	737,799
2.250%	06/15/26	260	260,577
2.700%	02/01/27	830	842,542
2.750%	02/01/26(a)	1,320	1,356,195
3.100%	05/01/26	50	52,285
3.250%	03/01/28	98	100,934
3.250%	02/01/35(a)	661	639,290
3.625%	02/01/31(a)	995	1,040,556
4.508%	05/01/23	25	26,784
4.875%	05/01/25(a)	1,099	1,224,584
5.040%	05/01/27	1,198	1,365,745
5.705%	05/01/40(a)	299	365,955
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	440	455,714
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
2.550%	04/01/32	630	$603,543
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30	830	836,586
4.550%	03/01/39	140	165,038
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	220	227,138
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50(a)	790	690,273
2.939%	06/04/51	520	464,140
3.000%	02/24/50	60	54,839
3.017%	01/16/27	505	539,556
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	190	200,596
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	795	722,973
2.550%	11/13/50	1,195	1,063,788
3.450%	11/15/27	879	967,622
4.125%	06/15/39	200	232,705
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	110	118,635
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	2,822	3,061,801
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	817	881,521
4.250%	04/15/26	100	111,042
Gtd. Notes, 144A
1.950%	02/15/28	250	242,955
2.450%	02/15/31	1,340	1,265,857
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.850%	11/15/43	75	73,034
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25(a)	462	472,905
4.500%	03/01/28	65	65,173
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25	875	876,192
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	460	445,704
3.900%	08/01/46	185	202,969
4.400%	03/15/42	215	251,699
4.950%	09/15/41	128	159,486
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	40	41,366

A23

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	380	$400,962
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)	597	614,911
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28(a)	390	392,868
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.125%	04/24/50	480	448,971
Carnival Corp.,
Sec’d. Notes, 144A
10.500%	02/01/26	100	117,054
Sr. Sec’d. Notes, 144A
11.500%	04/01/23	225	256,816
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.493%	02/15/27	216	223,533
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	816	845,863
5.000%	02/01/28(a)	1,281	1,355,021
5.125%	05/01/27(a)	1,850	1,955,945
5.500%	05/01/26	230	237,212
5.750%	02/15/26(a)	945	976,035
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27	300	314,079
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28(a)	258	267,065
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	85	87,418
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27	9	9,254
Sr. Sec’d. Notes, 144A
5.500%	05/01/25(a)	350	368,501
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	85	85,826
4.250%	12/15/27(a)	425	446,720
4.625%	12/15/29(a)	1,228	1,329,421
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	65	82,938
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(oo)	410	430,254
Sr. Unsec’d. Notes
2.950%	03/01/30	34	34,843
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	214	$245,067
5.150%	03/15/34	327	373,934
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	1,140	1,120,536
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(a)(oo)	650	660,092
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31(a)	945	930,538
3.500%	06/01/41	490	465,129
3.700%	04/01/51(a)	555	518,738
3.750%	02/15/28	1,935	2,096,888
4.800%	03/01/50	975	1,049,758
6.384%	10/23/35	485	628,450
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)	638	656,150
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27(a)	1,840	2,109,177
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	485	503,390
5.625%	10/01/26	270	282,493
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)	620	522,009
3.250%	10/15/29	100	107,645
3.850%	01/15/28	1,260	1,404,587
5.250%	11/15/43	115	149,775
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31(a)	830	810,323
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	210	228,100
4.375%	10/15/28	926	1,059,868
Sr. Unsec’d. Notes
2.375%	03/15/31	680	669,171
3.200%	03/15/40	195	195,456
3.400%	03/15/50	273	270,213
3.400%	03/15/51	770	758,005
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	795	865,437
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	65	82,897
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23(a)	336	334,056

A24

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	60	$65,715
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	1,360	1,353,053
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	147	156,183
Jr. Sub. Notes, Series T
6.250%(ff)	08/15/26(a)(oo)	730	833,689
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	608	613,232
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30	3,627	3,751,300
3.520%(ff)	10/27/28	1,012	1,091,612
3.668%(ff)	07/24/28	1,565	1,713,274
3.980%(ff)	03/20/30	1,240	1,371,898
Sub. Notes
4.300%	11/20/26	1,180	1,320,753
5.300%	05/06/44	50	62,889
Clarios Global LP,
Sr. Sec’d. Notes, 144A
6.750%	05/15/25(a)	325	347,148
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	240	254,861
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	264	275,252
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	924	928,620
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29(a)	351	350,347
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30	211	202,021
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	466	505,685
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40(a)	1,321	1,241,409
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27(a)	820	853,612
2.450%	08/15/52(a)	1,295	1,103,495
3.200%	07/15/36(a)	1,110	1,157,723
3.250%	11/01/39	220	226,856
3.400%	07/15/46	485	499,197
3.750%	04/01/40	1,564	1,717,354
4.049%	11/01/52	500	567,295
4.150%	10/15/28	7	8,005
4.200%	08/15/34	209	240,588
4.250%	01/15/33	90	104,465
4.600%	10/15/38	220	265,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	140	$149,505
3.700%	03/01/45	70	74,544
4.700%	01/15/44	165	198,471
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	622	665,633
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	182	187,667
6.000%	03/01/26(a)	472	497,569
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26(a)	730	794,132
Gtd. Notes, 144A
7.500%	05/15/25	86	89,276
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38	35	43,286
5.400%	11/01/48	60	76,835
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.300%	04/15/44	400	469,112
ConocoPhillips,
Gtd. Notes, 144A
2.400%	02/15/31	50	49,261
3.750%	10/01/27	880	971,630
4.300%	08/15/28	875	991,280
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.875%	06/15/47	65	68,782
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	1,101	1,153,343
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	30	34,546
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	189	197,687
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	14	14,774
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22(a)	592	592,796
Corning, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/49	150	162,203
5.350%	11/15/48	40	51,117
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	140	135,354
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30	100	92,507

A25

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.950%	10/01/50	335	$297,384
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	595	697,099
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	280	281,470
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.100%	04/01/31	295	278,491
2.900%	04/01/41	870	800,104
3.100%	11/15/29	175	180,491
3.650%	09/01/27	125	136,651
3.800%	02/15/28	590	643,149
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	100	106,607
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	465	479,535
6.500%	02/01/29	200	220,952
Sr. Unsec’d. Notes
5.875%	09/15/22	125	131,945
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30(a)	600	631,983
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	1,093	927,299
3.250%	06/01/27	364	395,193
3.800%	11/01/46	165	176,246
4.400%	03/01/43	83	95,060
CubeSmart LP,
Gtd. Notes
2.000%	02/15/31	200	187,195
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	1,570	1,466,340
2.700%	08/21/40(a)	1,430	1,313,490
4.300%	03/25/28	2,415	2,741,309
4.780%	03/25/38	340	401,482
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	312	348,975
Pass-Through Certificates, Series 2014, 144A
4.163%	08/11/36	118	125,048
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	495	510,439
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	175	184,301
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	640	651,808
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	500	542,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Deere & Co.,
Sr. Unsec’d. Notes
8.100%	05/15/30	80	$116,327
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	800	909,421
5.300%	10/01/29(a)	1,446	1,690,824
5.450%	06/15/23	45	49,179
6.020%	06/15/26	1,190	1,408,087
6.100%	07/15/27	206	247,692
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	121	126,757
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	242	174,266
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	50	52,659
3.500%	12/01/29	1,180	1,226,436
4.750%	05/31/25(a)	984	1,099,871
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	465	511,609
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	430	459,960
3.950%	03/20/28	1,330	1,452,505
4.950%	05/15/42	65	73,746
5.200%	09/20/47	285	334,868
Gtd. Notes, 144A
4.000%	09/15/55	82	80,944
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	88	91,829
5.875%	07/15/22	20	20,883
5.875%	11/15/24	505	528,438
6.750%	06/01/21	532	536,198
7.750%	07/01/26(a)	870	960,505
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50	140	155,182
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	90	110,109
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30(a)	610	588,104
DPL, Inc.,
Sr. Unsec’d. Notes
4.350%	04/15/29	390	418,970
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31	530	534,775
3.200%	08/15/49	70	68,729

A26

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
First Ref. Mortgage
4.000%	09/30/42	365	$407,878
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	310	315,723
3.800%	07/15/28	430	477,045
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,028	929,254
3.750%	05/15/46	175	183,172
Sr. Unsec’d. Notes
6.120%	10/15/35	30	39,120
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	180	175,102
4.300%	02/01/49	58	66,244
Duke Energy Progress LLC,
First Mortgage
2.500%	08/15/50	80	69,032
3.700%	10/15/46	45	47,815
Duke Realty LP,
Sr. Unsec’d. Notes
2.875%	11/15/29	50	51,379
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	155	194,526
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	590	638,642
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49	125	128,067
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	120	135,569
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	315	332,668
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	590	610,475
4.125%	03/15/28	175	188,131
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	390	368,110
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	943	798,503
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	291	334,656
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28	330	323,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28	80	$88,426
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28(a)	640	655,085
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	202,033
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	220	220,512
4.750%	06/15/28(a)	520	536,062
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	232	241,772
3.750%	05/15/30	630	650,335
4.750%	01/15/26	75	83,288
5.000%	05/15/50	95	98,468
5.150%	02/01/43	176	179,466
5.150%	03/15/45	423	436,733
5.250%	04/15/29	1,450	1,652,861
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	60	58,648
4.400%	04/01/24	75	75,701
4.850%	07/15/26	45	43,468
5.600%	04/01/44	50	41,359
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	155	171,435
Entergy Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/28	470	459,000
2.400%	06/15/31	610	589,354
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	610	600,613
2.900%	03/15/51	230	211,827
4.950%	01/15/45	125	136,290
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	110	111,588
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	100	107,041
3.550%	09/30/49	758	754,635
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	790	720,122
3.700%	01/31/51	230	227,116
4.850%	08/15/42	60	69,844
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26(a)	340	337,975

A27

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	390	$419,208
EQT Corp.,
Sr. Unsec’d. Notes
7.625%	02/01/25(a)	460	529,298
Equinix, Inc.,
Sr. Unsec’d. Notes
2.900%	11/18/26	170	179,449
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.400%	07/07/25	500	499,859
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	30	43,386
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27(a)	522	551,997
5.250%	05/01/25	50	51,003
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	290	241,908
Evergy Metro, Inc.,
Sec’d. Notes
5.300%	10/01/41	80	100,200
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	936	956,900
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	95	105,191
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.610%	10/15/30(a)	1,095	1,114,831
2.995%	08/16/39	878	857,057
3.095%	08/16/49(a)	568	536,963
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	190	186,845
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27	400	431,629
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30	125	126,240
3.500%	07/01/29(a)	1,639	1,767,670
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	345	380,078
4.050%	06/01/42	70	79,995
5.625%	04/01/34	60	79,083
Ford Motor Co.,
Sr. Unsec’d. Notes
9.000%	04/22/25	600	726,338
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	1,260	1,278,619
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.000%	11/13/30	244	$242,066
4.125%	08/17/27	285	293,776
5.125%	06/16/25	225	242,912
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,265	1,331,737
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28(a)	516	542,210
4.375%	08/01/28(a)	485	514,701
5.250%	09/01/29	1,249	1,369,149
5.450%	03/15/43	210	252,292
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27	310	328,538
Sr. Unsec’d. Notes
6.875%	01/15/25(d)	111	71,524
7.125%	01/15/23(d)	25	16,246
7.625%	04/15/24(d)	71	46,800
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.875%	05/15/27	180	210,275
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	555	572,191
GE Capital Funding LLC,
Gtd. Notes, 144A
4.400%	05/15/30(a)	1,845	2,091,869
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	600	650,196
4.418%	11/15/35	1,217	1,392,685
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27(a)	680	738,489
3.625%	05/01/30(a)	1,193	1,284,285
4.125%	10/09/42	458	493,191
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26	25	29,644
5.875%	01/14/38	120	155,267
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	1,015	1,111,929
6.125%	10/01/25(a)	993	1,169,745
6.800%	10/01/27	300	372,995
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	103	111,042
5.250%	03/01/26	40	45,834
Sr. Unsec’d. Notes
1.250%	01/08/26	70	68,705
1.700%	08/18/23(a)	705	718,624
2.350%	01/08/31	150	143,291
2.750%	06/20/25	1,403	1,463,778
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	354	337,312

A28

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,165	$1,071,519
2.800%	10/01/50	895	797,037
4.000%	09/01/36	541	601,599
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	726	741,135
3.200%	08/15/29(a)	559	588,641
4.150%	08/15/49	55	60,170
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,190	1,178,487
3.500%	04/01/25(a)	2,518	2,727,817
3.691%(ff)	06/05/28	5,274	5,768,850
3.814%(ff)	04/23/29	416	455,803
3.850%	01/26/27	1,300	1,425,967
4.017%(ff)	10/31/38	380	421,848
4.223%(ff)	05/01/29	685	768,737
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	215	221,092
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	220	223,989
2.600%	10/15/25	440	447,005
3.450%	10/15/27	274	282,208
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	150	155,438
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	495	526,462
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	220	218,586
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	350	372,156
Halliburton Co.,
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	60	71,993
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.900%	11/19/29	146	156,384
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30(a)	645	650,017
5.625%	09/01/28(a)	524	602,427
5.875%	02/15/26(a)	619	711,849
5.875%	02/01/29	1,980	2,305,762
Sr. Sec’d. Notes
4.500%	02/15/27	2,570	2,883,884
5.125%	06/15/39	60	72,117
5.250%	06/15/26	285	327,788
5.250%	06/15/49	280	342,798
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.500%	06/15/47	290	$360,914
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.000%	03/15/31(a)	1,490	1,389,187
3.100%	02/15/30	197	202,904
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	570	577,344
3.000%	01/15/30(a)	698	719,072
3.500%	07/15/29	500	536,759
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)	380	404,220
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(d)	83	82,245
6.000%	01/15/28(d)	90	90,196
7.125%	08/01/26(d)	105	104,788
Sec’d. Notes, 144A
7.625%	06/01/22(d)	90	96,843
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	265	306,041
6.000%	01/15/40	24	28,796
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/28	125	128,641
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	107	113,425
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	434	452,756
HollyFrontier Corp.,
Sr. Unsec’d. Notes
2.625%	10/01/23	70	72,117
5.875%	04/01/26	100	113,324
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51(a)	655	562,731
3.300%	04/15/40	1,326	1,398,405
4.200%	04/01/43	70	81,359
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/50	100	95,038
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	380	417,675
5.900%	02/01/27	248	281,338
6.750%	01/15/28	84	99,659
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	115	127,497
Sr. Sec’d. Notes
5.250%	08/01/26	145	160,130

A29

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.150%	11/10/22	645	$648,014
1.250%	09/18/23	665	670,083
1.800%	10/15/25(a)	2,225	2,223,476
2.375%	10/15/27	710	712,461
4.300%	02/01/24	210	228,276
Sr. Unsec’d. Notes, 144A, MTN
1.300%	01/08/26	330	321,835
1.800%	01/10/28	100	95,477
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24(a)	380	394,836
5.250%	05/15/27	115	118,504
6.250%	05/15/26	138	145,123
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	236	252,982
Sr. Sec’d. Notes
6.375%	05/01/26	50	52,663
Sr. Sec’d. Notes, 144A
5.250%	08/15/27(a)	390	401,426
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	864	974,273
4.750%	08/01/28	510	588,364
Intact US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	120	126,371
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49(a)	740	741,530
3.734%	12/08/47	145	156,474
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	60	74,110
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25(a)	550	603,731
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	105	112,103
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27(a)	620	654,832
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27(a)	562	575,440
5.250%	03/15/28	75	77,986
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,360	2,416,218
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	400	440,030
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	50	$56,530
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	60	73,028
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	340	372,535
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	161	183,104
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50(a)	340	302,409
3.400%	01/15/38	160	176,081
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	455	464,900
Kansas City Southern,
Gtd. Notes
4.700%	05/01/48	71	82,655
Kennedy-Wilson, Inc.,
Gtd. Notes
4.750%	03/01/29(a)	335	343,449
5.875%	04/01/24	61	61,597
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50	910	968,112
4.420%	12/15/46	9	10,278
4.597%	05/25/28(a)	360	416,013
4.985%	05/25/38	90	110,979
5.085%	05/25/48	25	31,343
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31(a)	710	658,672
3.250%	08/01/50(a)	435	385,698
Kohl’s Corp.,
Sr. Unsec’d. Notes
9.500%	05/15/25	45	58,449
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	01/30/29(a)	645	723,773
4.625%	10/01/39	80	86,826
5.000%	06/04/42	197	222,542
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	953	1,002,175
3.950%	01/15/50	70	75,465
4.450%	02/01/47	125	141,527
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	45	61,150
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35	345	409,721
Sr. Sec’d. Notes, 144A
6.875%	07/01/25	280	310,926

A30

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
1.800%	01/15/31	70	$65,658
4.400%	06/15/28	70	79,350
4.400%	06/15/28	515	584,055
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26(a)	410	439,213
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	175	194,805
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30(a)	395	393,856
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	370	383,579
4.875%	05/15/28	195	210,338
Leidos, Inc.,
Gtd. Notes, 144A
2.300%	02/15/31	1,340	1,266,813
2.950%	05/15/23	110	115,004
4.375%	05/15/30	105	116,614
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24	40	43,647
4.750%	11/29/27(a)	814	934,995
5.000%	06/15/27	655	753,160
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	60	61,783
5.375%	05/01/25	151	154,247
Gtd. Notes, 144A
4.625%	09/15/27	500	514,356
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	180	217,428
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	125	125,609
5.625%	03/15/26	260	270,039
Sr. Sec’d. Notes, 144A
6.500%	05/15/27(a)	350	388,413
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)	695	657,673
3.800%	03/01/45	383	424,815
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	70	81,378
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.000%	10/15/50	160	149,437
3.700%	04/15/46(a)	916	955,972
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	600	612,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	350	$368,528
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	60	66,833
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25(a)	420	465,294
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43	70	80,349
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	1,467	1,573,766
4.700%	05/01/25	53	59,582
5.125%	12/15/26	30	34,970
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31	190	186,794
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	440	459,426
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, Series CB
2.500%	03/15/30	190	189,455
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30	155	147,862
6.500%	08/15/32	55	71,014
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46	70	73,475
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	365	400,645
Sr. Unsec’d. Notes
3.150%	03/15/23	203	206,638
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	589	596,934
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	390	389,677
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49(a)	905	942,376
4.200%	04/01/50	145	165,263
4.700%	12/09/35	40	47,483
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31(a)	985	932,240
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	110	114,453
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	06/24/40	160	148,844

A31

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	1,485	$1,528,037
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	146	166,427
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	752	829,922
MGM Resorts International,
Gtd. Notes
5.750%	06/15/25	901	981,619
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25(a)	315	329,175
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	685	684,095
2.670%	09/01/23(a)	335	349,283
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	378	371,935
3.450%	08/08/36(a)	345	380,630
3.700%	08/08/46(a)	707	791,759
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27	160	174,512
Molson Coors Beverage Co.,
Gtd. Notes
4.200%	07/15/46	214	223,406
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	355	286,949
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26	1,075	1,049,122
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	629	638,057
3.875%	01/27/26	980	1,089,919
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	2,226	2,347,686
2.802%(ff)	01/25/52(a)	340	311,229
3.591%(ff)	07/22/28(a)	2,246	2,447,528
3.622%(ff)	04/01/31	414	448,867
4.300%	01/27/45	90	105,636
Sub. Notes, MTN
3.950%	04/23/27	450	496,637
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	355	394,234
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	100	98,065
4.000%	02/15/25	85	92,726
4.500%	04/15/38	723	789,766
4.700%	04/15/48	617	666,922
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.500%	02/15/49	70	$83,424
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29	315	323,866
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	100	116,948
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	287	305,638
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	60	64,545
4.300%	10/15/28	90	100,556
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28(a)	430	432,298
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	225	236,609
Navient Corp.,
Sr. Unsec’d. Notes
6.750%	06/25/25	430	466,886
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	535	565,457
6.125%	09/01/29	225	238,776
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28(a)	1,525	1,725,186
5.875%	11/15/28(a)	150	181,496
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	1,275	1,467,156
5.375%	11/15/29	92	108,738
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	135	168,958
New Albertsons LP,
Sr. Unsec’d. Notes
8.000%	05/01/31	224	275,046
Sr. Unsec’d. Notes, MTN, Series C
6.625%	06/01/28	161	176,150
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	440	395,239
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	175	185,069
4.450%	05/15/69	360	423,255
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26(a)	595	656,215
5.875%	04/01/36	170	207,467
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	257	259,778

A32

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.625%	07/15/27	313	$328,373
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 2.068%
2.269%(c)	10/01/66	74	68,610
Gtd. Notes, 3 Month LIBOR + 2.125%
2.309%(c)	06/15/67	379	349,023
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25	74	75,795
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28	250	262,972
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40(a)	708	743,967
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25(a)	800	784,659
2.950%	09/01/29	635	654,945
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
2.000%	03/09/26	670	667,067
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	910	863,768
3.950%	10/01/42	160	177,341
4.050%	08/15/52	34	37,449
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	90	96,450
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	2,525	2,704,291
3.850%	04/15/45	50	53,828
5.150%	05/01/40	150	188,499
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	200	213,564
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26(a)	475	497,036
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	370	385,791
7.250%	05/15/26	100	104,125
Gtd. Notes, 144A
5.250%	06/15/29	180	192,909
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,188	1,272,899
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	75	78,501
6.000%	06/01/26	255	275,174
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.832%	10/15/27	100	97,851
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.468%	12/01/50	130	$127,572
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	249	263,070
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25	250	266,809
8.000%	07/15/25(a)	710	814,600
8.500%	07/15/27(a)	455	539,787
8.875%	07/15/30	50	63,072
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36	71	95,232
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	45	60,060
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	205	213,027
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28	430	442,160
ONE Gas, Inc.,
Sr. Unsec’d. Notes
0.850%	03/11/23	1,155	1,155,661
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29(a)	275	292,840
6.125%	05/15/22	135	141,330
6.875%	03/15/25	50	56,913
7.125%	03/15/26	380	440,231
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	496	509,756
4.250%	02/01/22	150	153,320
5.850%	01/15/26	85	99,578
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27	796	838,129
2.875%	03/25/31	1,780	1,812,072
3.600%	04/01/40	1,866	1,876,200
3.600%	04/01/50	1,340	1,300,444
3.850%	07/15/36	170	180,008
3.950%	03/25/51	430	443,956
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	30	27,776
3.900%	06/01/29	175	192,326
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
3.112%	02/15/40	210	207,711
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	278	281,855

A33

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
2.950%	03/01/26	80	$82,505
3.300%	03/15/27	710	739,549
3.450%	07/01/25	950	1,006,023
3.500%	08/01/50	350	304,600
3.750%	08/15/42	3	2,761
3.850%	11/15/23	1,465	1,557,861
4.000%	12/01/46	710	662,030
4.300%	03/15/45	5	4,845
4.450%	04/15/42	660	655,075
4.600%	06/15/43	768	772,844
Sr. Sec’d. Notes
3.250%	06/01/31	430	428,095
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	90	97,143
PacifiCorp,
First Mortgage
3.300%	03/15/51	698	693,365
4.125%	01/15/49	248	278,106
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	485	515,493
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
6.000%	02/15/28	55	40,628
Sr. Sec’d. Notes, 144A
9.250%	05/15/25(a)	250	255,438
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29	200	209,070
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	309	318,388
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32	60	81,628
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40	76	82,539
3.600%	08/13/42	45	48,902
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	205	214,582
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31(a)	1,125	1,031,125
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	895	915,348
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	855	816,639
2.700%	05/28/50(a)	695	645,326
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	445	$470,270
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	437	462,187
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	674	638,734
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29	95	96,625
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	358	365,661
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	735	682,875
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	395	361,763
4.500%	12/15/26(a)	1,000	1,097,897
4.650%	10/15/25	85	93,303
4.700%	06/15/44	95	91,003
5.150%	06/01/42	165	167,513
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	202	202,510
5.500%	12/15/29(a)	507	543,893
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	45	70,068
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
2.864%(c)	03/30/67	1,324	1,242,819
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28	230	241,381
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	735	794,070
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	190	152,404
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.700%	05/01/50	289	266,514
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	273	314,682
5.500%	03/01/26	159	185,311
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	180	183,437

A34

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	260	$274,155
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	340	328,769
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26(a)	420	455,990
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	865	837,483
3.750%	11/01/46	275	293,107
4.125%	11/16/28	1,868	2,102,994
4.350%	04/15/47	90	103,886
4.500%	06/01/42	45	53,406
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29(a)	745	758,501
3.700%	06/15/30	580	623,140
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30(a)	905	837,408
2.800%	09/15/50(a)	649	560,341
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.750%	02/15/32	50	46,489
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	530	519,610
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26(a)	643	675,150
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	470	454,297
1.750%	02/15/31	100	92,820
2.000%	06/30/30	225	214,860
2.950%	09/15/29	310	323,175
4.200%	09/15/28	25	28,180
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
11.500%	06/01/25	445	518,877
Royalty Pharma PLC,
Gtd. Notes, 144A
1.200%	09/02/25	530	520,348
3.300%	09/02/40	240	231,935
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	385	315,247
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28(a)	1,120	1,230,925
4.500%	05/15/30(a)	875	981,966
5.000%	03/15/27	585	666,891
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25	330	$394,181
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	89,038
First Mortgage, Series FFF
6.125%	09/15/37	30	38,182
First Mortgage, Series UUU
3.320%	04/15/50	78	77,811
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	495	505,852
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	305	331,762
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	243	251,603
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	270	265,326
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	10/15/25(oo)	663	704,145
Sensata Technologies BV,
Gtd. Notes, 144A
5.625%	11/01/24(a)	615	682,139
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	295	291,056
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29(a)	490	526,045
Simon Property Group LP,
Sr. Unsec’d. Notes
3.500%	09/01/25(a)	340	369,002
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	12/01/30(a)	410	395,267
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	480	480,378
5.000%	08/01/27	345	361,341
5.375%	07/15/26	70	72,317
5.500%	07/01/29(a)	375	405,574
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	199	201,193
5.500%	04/15/27	44	45,596
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	370	399,807
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	760	755,798

A35

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	209	$206,741
First Mortgage, Series 20A
2.950%	02/01/51	530	469,580
First Mortgage, Series E
3.700%	08/01/25	180	196,729
First Ref. Mortgage, Series 05-B
5.550%	01/15/36	90	108,767
First Ref. Mortgage, Series B
3.650%	03/01/28	830	900,869
First Ref. Mortgage, Series C
3.600%	02/01/45	310	305,103
4.125%	03/01/48	495	518,620
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.875%	03/15/41	60	79,921
Gtd. Notes, Series 20-A
1.750%	01/15/31	1,053	977,218
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	87	118,934
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	158	153,520
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46(a)	750	845,785
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	270	280,495
Sr. Unsec’d. Notes, Series N
1.650%	03/15/26	930	932,607
Southwestern Energy Co.,
Gtd. Notes
6.450%	01/23/25(a)	400	430,036
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	23	28,561
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	19	19,608
Gtd. Notes, 144A
5.000%	10/01/29	424	447,935
5.500%	07/15/30(a)	200	214,016
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	235	252,560
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	880	1,300,832
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	181	185,532
7.625%	02/15/25(a)	1,726	2,058,876
7.875%	09/15/23	373	426,213
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	374	$397,866
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28(a)	475	492,052
5.000%	02/15/27(a)	345	358,608
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	650	687,203
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	90	88,891
Starbucks Corp.,
Sr. Unsec’d. Notes
3.350%	03/12/50	40	39,233
3.500%	11/15/50	430	431,048
3.750%	12/01/47(a)	400	416,835
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	115	116,441
5.250%	01/15/29	325	339,405
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	265	273,693
Sysco Corp.,
Gtd. Notes
2.400%	02/15/30	270	267,987
3.300%	02/15/50(a)	1,570	1,490,357
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24(a)	364	368,893
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30(a)	330	346,444
5.875%	04/15/26(a)	403	422,286
6.500%	07/15/27	54	58,674
6.875%	01/15/29	250	275,364
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	250	276,726
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	120	157,715
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	200	195,231
4.375%(ff)	09/15/54	200	212,612
4.900%	09/15/44	90	110,053
TEGNA, Inc.,
Gtd. Notes
4.625%	03/15/28	60	61,094
5.000%	09/15/29	130	134,822
Gtd. Notes, 144A
5.500%	09/15/24	23	23,418

A36

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27	230	$244,529
4.875%	06/01/26	109	112,062
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	517	535,719
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)	310	314,423
Sec’d. Notes, 144A
6.250%	02/01/27(a)	385	406,509
Sr. Sec’d. Notes
4.625%	07/15/24(a)	458	467,514
Sr. Sec’d. Notes, 144A
4.625%	09/01/24(a)	322	331,625
4.875%	01/01/26(a)	620	644,297
5.125%	11/01/27	211	220,697
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	725	1,088
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	110	113,012
4.150%	01/15/48	315	318,792
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	382	408,232
5.875%	11/15/40	195	242,258
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	80	115,426
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	259	265,438
4.750%	02/01/28	1,750	1,866,268
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	1,250	1,226,123
2.250%	11/15/31	818	776,329
2.550%	02/15/31(a)	570	557,009
3.000%	02/15/41	370	344,326
3.750%	04/15/27	1,224	1,337,046
3.875%	04/15/30	1,360	1,475,738
4.375%	04/15/40	305	337,268
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	50	64,122
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	1,065	1,118,766
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	559	592,612
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	129	118,932
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	142	$134,576
Travel + Leisure Co.,
Sr. Sec’d. Notes
6.000%	04/01/27	51	56,481
6.600%	10/01/25	86	96,425
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24	295	330,400
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	340	326,589
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	230	250,061
4.850%	12/01/48	100	119,836
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.550%	06/02/47	55	64,534
4.875%	08/15/34	40	48,002
5.150%	08/15/44	50	62,279
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	144	146,802
Gtd. Notes, MTN
2.100%	08/01/32	160	149,013
Union Electric Co.,
First Mortgage
2.950%	03/15/30	331	346,482
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.600%	09/15/37(a)	320	341,355
4.100%	09/15/67	60	64,784
4.375%	09/10/38	220	254,515
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39(a)	1,249	1,328,142
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	97	93,955
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	555	563,688
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27	119	116,802
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	57	57,902
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	196	190,561
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	970	1,021,956
5.250%	01/15/30	280	304,142

A37

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40(a)	1,213	$1,185,590
2.900%	05/15/50	250	239,925
3.500%	08/15/39	480	517,747
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30(a)	1,320	1,275,362
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	255	248,080
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	100	110,246
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	352	353,178
2.150%	09/15/27	300	294,650
7.500%	04/15/32	11	14,789
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	450	450,289
1.750%	01/20/31	455	423,632
2.100%	03/22/28(a)	340	341,101
2.550%	03/21/31	280	279,633
2.650%	11/20/40	955	872,877
2.875%	11/20/50	690	613,134
3.150%	03/22/30	1,375	1,448,806
3.400%	03/22/41	785	797,345
3.550%	03/22/51	440	439,691
3.850%	11/01/42	175	188,325
3.875%	02/08/29(a)	810	904,681
4.000%	03/22/50	117	125,879
4.016%	12/03/29	295	329,873
4.272%	01/15/36	1,494	1,683,066
Sr. Unsec’d. Notes, 144A
1.680%	10/30/30(a)	465	431,458
2.987%	10/30/56	240	211,137
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	458	506,525
Sr. Unsec’d. Notes
4.375%	03/15/43	70	75,603
4.600%	01/15/45	810	906,091
5.850%	09/01/43	20	25,569
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50	200	204,102
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	130	131,057
4.250%	12/01/26(a)	512	524,146
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	1,395	1,198,769
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	280	$307,102
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	866	850,151
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.625%	02/15/27	420	436,930
Sr. Sec’d. Notes, 144A
4.300%	07/15/29	1,060	1,120,508
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	203	222,526
4.650%	05/15/27	81	91,797
4.700%	05/15/30	364	418,594
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38	431	498,477
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49	289	264,157
3.500%	05/13/40	381	403,285
9.500%	07/15/24	120	152,839
Wells Fargo & Co.,
Jr. Sub. Notes
3.900%(ff)	03/15/26(oo)	1,768	1,787,162
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,395	2,470,698
3.068%(ff)	04/30/41	430	421,768
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,900	1,946,916
2.406%(ff)	10/30/25	634	662,099
2.572%(ff)	02/11/31	1,419	1,426,715
3.196%(ff)	06/17/27	2,228	2,387,923
3.584%(ff)	05/22/28	2,454	2,676,067
Sub. Notes, GMTN
4.300%	07/22/27	350	395,712
Sub. Notes, MTN
4.400%	06/14/46	224	248,962
4.750%	12/07/46	41	48,442
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30	637	655,972
6.500%	03/15/41	30	39,525
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	100	109,341
7.250%	06/15/28	450	502,409
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	740	700,483
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	210	215,307
4.350%	02/01/25	200	206,864

A38

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	75	$83,147
5.400%	03/04/44	60	69,828
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	29	29,740
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/15/30(a)	525	530,180
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25	300	325,600
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	605	651,333
5.875%	06/15/28	207	228,166
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
4.250%	05/30/23(a)	420	427,389
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	447	457,243
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/29	440	446,621
3.400%	06/01/30	370	397,486
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24	179	187,876
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	63	66,563
7.750%	04/01/25	295	322,709
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	1,130	1,209,572
4.450%	08/15/45	110	121,921
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	150	144,249
3.900%	08/20/28	580	645,010
			500,747,699

Total Corporate Bonds (cost $679,001,455)			673,456,081
Municipal Bonds — 0.0%
New York
Metropolitan Transportation Authority,
Taxable, Revenue Bonds
5.175%	11/15/49	750	931,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	345	$424,709

Total Municipal Bonds (cost $1,355,418)			1,355,834
Residential Mortgage-Backed Securities — 2.2%
United States
Adjustable Rate Mortgage Trust,
Series 2004-05, Class 2A1
2.719%(cc)	04/25/35	352	355,888
Alternative Loan Trust,
Series 2004-25CB, Class A1
6.000%	12/25/34	931	933,259
Series 2004-27CB, Class A1
6.000%	12/25/34	329	327,310
Series 2004-32CB, Class 2A5
5.500%	02/25/35	255	256,382
Series 2005-64CB, Class 1A15
5.500%	12/25/35	840	838,205
Series 2007-OA06, Class A1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	06/25/37	1,166	1,089,919
Angel Oak Mortgage Trust,
Series 2019-05, Class A3, 144A
2.921%(cc)	10/25/49	2,314	2,340,556
Series 2020-01, Class M1, 144A
3.161%(cc)	12/25/59	2,200	2,248,571
Banc of America Alternative Loan Trust,
Series 2006-05, Class 3A1
6.000%	06/25/46	12	11,970
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,236	828,369
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-09, Class 22A1
3.136%(cc)	11/25/34	132	130,636
Series 2005-06, Class 1A1
3.045%(cc)	08/25/35	114	103,504
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)
0.509%(c)	10/25/34	149	127,574
Series 2005-AC06, Class 1A2, IO, 1 Month LIBOR x (1) + 5.000% (Cap 5.000%, Floor 0.000%)
4.891%(c)	09/25/35	1,257	131,583
Citigroup Mortgage Loan Trust,
Series 2003-01, Class 3A5
5.250%	09/25/33	190	192,017
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
2.530%(c)	10/25/35	220	223,034
Series 2006-04, Class 2A1A
6.000%	12/25/35	724	729,791

A39

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	110	$110,311
Series 2004-22, Class A3
2.769%(cc)	11/25/34	1,018	1,029,029
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.680%)
0.789%(c)	02/25/35	241	223,101
Series 2004-J03, Class A7
5.500%	05/25/34	63	65,091
Series 2005-31, Class 3A1
2.833%(cc)	01/25/36	296	301,932
Series 2005-HYB01, Class 4A1
2.718%(cc)	03/25/35	143	152,988
Series 2005-HYB03, Class 2A2A
3.321%(cc)	06/20/35	496	514,544
Series 2006-10, Class 1A11
5.850%	05/25/36	81	57,083
Series 2006-15, Class A1
6.250%	10/25/36	123	86,012
Series 2006-18, Class 2A7
6.000%	12/25/36	154	120,637
Series 2006-HYB01, Class 2A2C
2.718%(cc)	03/20/36	504	501,385
Series 2006-HYB02, Class 2A1B
2.803%(cc)	04/20/36	663	630,999
Series 2007-02, Class A16
6.000%	03/25/37	451	326,172
Series 2007-09, Class A11
5.750%	07/25/37	720	556,998
Series 2007-HYB01, Class 2A1
2.839%(cc)	03/25/37	1,263	1,188,998
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 1A1
5.000%	11/25/20	66	33,427
Deephaven Residential Mortgage Trust,
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	825	834,204
Series 2019-04A, Class A3, 144A
3.047%(cc)	10/25/59	2,793	2,813,793
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR02, Class 1A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.229%(c)	05/25/36	1,816	1,771,584
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
0.439%(c)	02/25/36	3,028	3,055,834
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	132	157,839
Series 2002-T19, Class A2
7.000%	07/25/42	241	288,028
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Fannie Mae Interest Strips,
Series 417, Class C11, IO
2.500%	02/25/28	1,056	$69,126
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	519	589,526
Series 2004-W11, Class 1PO, PO
5.036%(s)	05/25/44	242	200,371
Series 2004-W12, Class 1PO, PO
1.999%(s)	07/25/44	232	214,151
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	128	147,359
Series 2003-49, Class YC
4.000%	06/25/23	32	32,659
Series 2003-78, Class B
5.000%	08/25/23	92	95,628
Series 2004-35, Class AZ
4.500%	05/25/34	259	289,703
Series 2004-70, Class EB
5.000%	10/25/24	15	15,692
Series 2006-08, Class FH, 1 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
0.359%(c)	03/25/36	556	554,362
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.178%(c)	12/25/36	29	29,116
Series 2006-44, Class P, PO
1.973%(s)	12/25/33	29	26,808
Series 2006-77, Class PC
6.500%	08/25/36	38	43,784
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
6.341%(c)	12/25/37	366	69,690
Series 2008-85, Class EB
5.000%	09/25/28	23	25,762
Series 2011-52, Class GB
5.000%	06/25/41	256	292,860
Series 2012-13, Class JP
4.500%	02/25/42	103	107,912
Series 2012-79, Class TP
6.500%	07/25/42	71	82,124
Series 2013-04, Class AJ
3.500%	02/25/43	267	280,712
Series 2013-13, Class IK, IO
2.500%	03/25/28	788	38,632
Series 2013-31, Class NC
3.000%	04/25/43	554	586,278
Fannie Mae Trust,
Series 2003-W06, Class F, 1 Month LIBOR + 0.350% (Cap 8.500%, Floor 0.350%)
0.468%(c)	09/25/42	295	296,383
Series 2004-W01, Class 1A7
5.681%	11/25/43	506	567,957

A40

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2004-W09, Class 1PO, PO
2.947%(s)	02/25/44	272	$241,689
FHLMC Structured Agency Credit Risk Trust,
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.509%(c)	02/25/47	3,500	3,526,359
FHLMC Structured Pass-Through Certificates,
Series T-48, Class 1A4
5.538%	07/25/33	423	478,398
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	381	449,535
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	115	129,135
Series 2768, Class PK
5.000%	03/15/34	97	103,597
Series 2846, Class GB
5.000%	08/15/24	140	147,355
Series 2877, Class PB
5.500%	10/15/34	437	495,577
Series 2902, Class QG
5.500%	12/15/34	86	99,746
Series 3158, Class NE
5.500%	05/15/36	95	111,386
Series 3187, Class Z
5.000%	07/15/36	206	233,308
Series 3704, Class DC
4.000%	11/15/36	60	62,235
Series 3816, Class HN
4.500%	01/15/41	356	402,780
Series 3920, Class LP
5.000%	01/15/34	167	191,587
Series 4054, Class HI, IO
3.000%	05/15/26	365	6,051
Series 4822, Class ZB
4.000%	07/15/48	998	1,076,509
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	335	355,228
Series 304, Class C32, IO
3.000%	12/15/27	526	31,387
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
0.934%(c)	01/25/34	1,059	1,050,317
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	3,275	3,312,981
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	200	208,651
Series 2004-19, Class KE
5.000%	03/16/34	414	460,449
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2005-03, Class QB
5.000%	01/16/35	126	$138,671
Series 2008-38, Class BG
5.000%	05/16/38	210	234,805
Series 2011-22, Class WA
5.868%(cc)	02/20/37	189	217,817
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1) + 6.800% (Cap 0.300%, Floor 0.000%)
0.300%(c)	10/20/39	1,436	236
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
0.550%(c)	04/20/60	3	2,568
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
0.460%(c)	12/20/62	451	451,249
Series 2013-184, Class KZ
2.500%	12/20/43	800	772,455
Series 2013-H04, Class BA
1.650%	02/20/63	33	33,464
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.520%(c)	02/20/62	17	16,475
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
2.815%(cc)	12/25/34	74	76,586
Impac CMB Trust,
Series 2004-04, Class 1A2, 1 Month LIBOR + 0.620% (Cap 11.250%, Floor 0.620%)
0.729%(c)	09/25/34	451	440,022
Series 2004-05, Class 1M3, 1 Month LIBOR + 0.945% (Cap 11.000%, Floor 0.945%)
1.054%(c)	10/25/34	97	96,244
Series 2004-09, Class 1A1, 1 Month LIBOR + 0.760% (Cap 11.250%, Floor 0.760%)
0.869%(c)	01/25/35	446	457,927
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.700%)
0.809%(c)	03/25/35	405	402,162
Series 2005-04, Class 1A1A, 1 Month LIBOR + 0.270% (Cap 11.000%, Floor 0.270%)
0.649%(c)	05/25/35	131	134,880
Series 2005-08, Class 1AM, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.700%)
0.809%(c)	02/25/36	745	745,530
Series 2007-A, Class M3, 144A, 1 Month LIBOR + 2.250% (Cap 11.500%, Floor 2.250%)
2.359%(c)	05/25/37	636	632,882
JPMorgan Mortgage Trust,
Series 2004-A06, Class 3A3
2.409%(cc)	12/25/34	108	113,269
Series 2005-A03, Class 4A1
2.835%(cc)	06/25/35	28	28,421
Series 2005-A08, Class 2A3
2.924%(cc)	11/25/35	125	120,550

A41

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2006-S02, Class 2A1
5.000%	06/25/21	12	$8,956
Series 2007-A01, Class 3A2
3.171%(cc)	07/25/35	264	265,620
Series 2007-S03, Class 2A3
6.000%	08/25/22	22	22,186
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.178%(cc)	11/21/34	91	91,617
MASTR Alternative Loan Trust,
Series 2004-06, Class 8A1
5.500%	07/25/34	364	371,060
Series 2005-06, Class 1A2
5.500%	12/25/35	304	271,929
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	72	71,238
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780% (Cap 11.750%, Floor 0.780%)
0.889%(c)	03/25/28	75	73,414
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.640%)
0.749%(c)	10/25/28	92	92,497
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.500%)
0.609%(c)	05/25/29	105	104,501
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.476%(cc)	07/25/34	78	82,415
Series 2004-5AR, Class 4A
3.317%(cc)	07/25/34	181	189,187
Series 2006-07, Class 1A
5.000%	06/25/21	63	52,838
MortgageIT Trust,
Series 2005-02, Class 1A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
0.769%(c)	05/25/35	143	144,158
New Residential Mortgage Loan Trust,
Series 2019-NQM04, Class M1, 144A
2.986%(cc)	09/25/59	2,900	2,919,717
Series 2019-NQM05, Class B1, 144A
4.044%(cc)	11/25/59	1,000	1,006,337
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-01, Class 1APT, 1 Month LIBOR + 0.420% (Cap 12.000%, Floor 0.420%)
0.529%(c)	04/25/36	131	122,732
PRPM,
Series 2019-GS01, Class A2, 144A
4.750%(cc)	10/25/24	2,024	2,028,999
RALI Trust,
Series 2006-QH01, Class A1, 1 Month LIBOR + 0.380% (Cap 10.000%, Floor 0.380%)
0.489%(c)	12/25/36	1,343	1,297,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2007-QH07, Class 1A1, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.359%(c)	08/25/37	656	$615,370
Residential Asset Securitization Trust,
Series 2004-A03, Class A7
5.250%	06/25/34	195	201,687
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.511%(c)	07/20/36	274	269,825
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class M1, 144A
3.056%(cc)	09/27/49	3,000	2,909,511
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-08, Class 3A
2.680%(cc)	07/25/34	224	239,611
Series 2004-12, Class 9A
2.688%(cc)	09/25/34	260	273,885
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
0.479%(c)	07/25/34	168	171,630
Series 2007-09, Class 1A1, 6 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.701%(c)	10/25/37	1,742	1,699,790
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.700%)
0.810%(c)	01/19/34	327	326,859
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.700%)
0.810%(c)	03/19/34	321	319,994
Series 2007-AR07, Class 1A1, 1 Month LIBOR + 0.850% (Cap 10.500%, Floor 0.850%)
0.959%(c)	05/25/47	2,608	2,176,423
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
2.397%(cc)	09/25/33	113	115,792
Verus Securitization Trust,
Series 2019-04, Class M1, 144A
3.207%(cc)	11/25/59	2,700	2,742,660
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.840%)
0.949%(c)	07/25/45	1,308	1,296,918
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)
1.209%(c)	07/25/44	856	871,149
Series 2005-AR03, Class A2
2.710%(cc)	03/25/35	186	193,394
Series 2005-AR10, Class 1A3
3.097%(cc)	09/25/35	1,904	1,961,942
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.810% (Cap N/A, Floor 0.810%)
1.189%(c)	12/25/46	639	609,843

A42

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-07, Class A43, 1 Month LIBOR + 0.500% (Cap 7.000%, Floor 0.500%)
0.609%(c)	06/25/37		28	$25,095

Total Residential Mortgage-Backed Securities (cost $74,525,235)				74,874,123
Sovereign Bonds — 1.1%
Angola — 0.0%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28		200	192,052
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		200	188,018
9.125%	11/26/49		200	185,973
				566,043
Argentina — 0.0%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		380	127,111
0.125%(cc)	07/09/35		620	184,407
0.125%	01/09/38		220	80,168
0.125%	07/09/41		250	85,829
1.000%	07/09/29		60	21,585
				499,100
Armenia — 0.0%
Republic of Armenia International Bond,
Sr. Unsec’d. Notes
3.950%	09/26/29		200	189,248
Sr. Unsec’d. Notes, 144A
3.600%	02/02/31		200	183,550
				372,798
Bahrain — 0.0%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
7.375%	05/14/30		600	666,986
Belarus — 0.0%
Republic of Belarus International Bond,
Sr. Unsec’d. Notes
6.875%	02/28/23		200	203,511
7.625%	06/29/27		200	204,355
Republic of Belarus Ministry of Finance,
Sr. Unsec’d. Notes
6.378%	02/24/31		200	185,648
				593,514
Benin — 0.0%
Benin Government International Bond,
Sr. Unsec’d. Notes, 144A
6.875%	01/19/52	EUR	140	164,292
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes
3.717%	01/25/27	300	$326,489
Brazil — 0.0%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
8.250%	01/20/34	200	265,937
Chile — 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes
2.550%	01/27/32	314	316,842
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.000%	01/30/30	1,000	979,069
3.125%	04/15/31(a)	1,200	1,173,839
4.000%	02/26/24	200	212,989
4.125%	05/15/51	950	904,337
6.125%	01/18/41	300	356,125
			3,626,359
Costa Rica — 0.0%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
4.375%	04/30/25	200	197,795
5.625%	04/30/43	200	175,100
			372,895
Dominican Republic — 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
4.875%	09/23/32	200	202,976
5.875%	01/30/60	200	191,378
5.950%	01/25/27	300	337,219
6.400%	06/05/49	200	210,178
6.875%	01/29/26	200	233,191
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	200	202,976
5.300%	01/21/41	200	196,939
			1,574,857
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30	400	235,802
0.500%(cc)	07/31/35	400	183,343
0.500%(cc)	07/31/40	200	87,786
Ecuador Social Bond Sarl,
Gov’t. Gtd. Notes
2.120%(s)	01/30/35	186	122,856
			629,787

A43

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Egypt — 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes
5.750%	05/29/24	300	$314,963
8.875%	05/29/50	200	204,209
Sr. Unsec’d. Notes, EMTN
7.053%	01/15/32	400	394,282
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27	300	325,383
8.150%	11/20/59	200	190,776
8.500%	01/31/47	350	348,089
			1,777,702
El Salvador — 0.0%
El Salvador Government International Bond,
Sr. Unsec’d. Notes
5.875%	01/30/25	300	300,002
8.250%	04/10/32	150	155,400
			455,402
Ethiopia — 0.0%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24	200	184,257
Ghana — 0.1%
Ghana Government International Bond,
Sr. Unsec’d. Notes
6.375%	02/11/27	200	193,687
7.875%	02/11/35	200	186,424
8.627%	06/16/49	200	185,206
8.750%	03/11/61	200	185,630
8.950%	03/26/51	200	189,616
Sr. Unsec’d. Notes, 144A
8.625%	04/07/34	200	197,164
			1,137,727
Guatemala — 0.0%
Guatemala Government Bond,
Sr. Unsec’d. Notes
5.375%	04/24/32	200	226,596
6.125%	06/01/50	200	231,247
			457,843
Honduras — 0.0%
Honduras Government International Bond,
Sr. Unsec’d. Notes
6.250%	01/19/27	150	164,042
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
6.625%	02/17/37	250	332,602
Iraq — 0.0%
Iraq International Bond,
Sr. Unsec’d. Notes
5.800%	01/15/28	437	413,545
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ivory Coast — 0.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
6.125%	06/15/33		200	$204,037
6.625%	03/22/48	EUR	100	118,542
6.875%	10/17/40	EUR	200	245,756
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	100	114,420
				682,755
Jamaica — 0.0%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28		200	234,703
7.875%	07/28/45		200	271,279
				505,982
Jordan — 0.0%
Jordan Government International Bond,
Sr. Unsec’d. Notes
4.950%	07/07/25		200	205,936
5.850%	07/07/30		200	203,704
				409,640
Kenya — 0.0%
Kenya Government International Bond,
Sr. Unsec’d. Notes
7.000%	05/22/27		250	265,635
8.000%	05/22/32		200	212,583
8.250%	02/28/48		200	206,065
				684,283
Mexico — 0.2%
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31(a)		2,675	2,535,122
3.250%	04/16/30		1,500	1,515,048
3.750%	01/11/28		400	427,851
4.500%	01/31/50		400	405,438
4.600%	02/10/48(a)		550	562,358
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		50	55,694
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		200	222,206
				5,723,717
Mongolia — 0.0%
Mongolia Government International Bond,
Sr. Unsec’d. Notes, 144A
5.125%	04/07/26		200	213,874
Morocco — 0.0%
Morocco Government International Bond,
Sr. Unsec’d. Notes
5.500%	12/11/42		200	220,062

A44

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Morocco (cont’d.)
Sr. Unsec’d. Notes, 144A
4.000%	12/15/50	200	$177,790
			397,852
Nigeria — 0.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.696%	02/23/38	200	196,785
7.875%	02/16/32	300	308,738
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27	200	205,971
7.625%	11/28/47	400	387,084
			1,098,578
Oman — 0.1%
Oman Government International Bond,
Sr. Unsec’d. Notes
4.750%	06/15/26	400	410,367
5.625%	01/17/28	200	207,009
Sr. Unsec’d. Notes, 144A
6.250%	01/25/31	200	209,181
7.375%	10/28/32	200	221,903
			1,048,460
Pakistan — 0.0%
Pakistan Government International Bond,
Sr. Unsec’d. Notes
6.875%	12/05/27	450	470,204
Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.160%	01/23/30	200	208,188
4.500%	04/16/50	300	331,319
Panama Notas del Tesoro,
Sr. Unsec’d. Notes
3.750%	04/17/26	300	317,627
			857,134
Paraguay — 0.1%
Paraguay Government International Bond,
Sr. Unsec’d. Notes
4.700%	03/27/27	300	334,484
4.950%	04/28/31	200	225,494
5.400%	03/30/50	200	224,288
6.100%	08/11/44	400	479,480
			1,263,746
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
8.750%	11/21/33	150	233,644
Qatar — 0.0%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.400%	04/16/50	200	232,425
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar (cont’d.)
4.817%	03/14/49		400	$490,741
				723,166
Romania — 0.0%
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31		300	300,324
4.000%	02/14/51		76	73,589
Sr. Unsec’d. Notes, EMTN
4.625%	04/03/49	EUR	200	289,208
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	100	116,441
				779,562
Russia — 0.0%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
4.250%	06/23/27		200	218,864
4.375%	03/21/29		200	218,933
5.100%	03/28/35		200	230,824
5.625%	04/04/42		200	245,192
				913,813
Saudi Arabia — 0.0%
Saudi Government International Bond,
Sr. Unsec’d. Notes
5.250%	01/16/50		200	245,339
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		200	188,147
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47		200	224,228
				657,714
Senegal — 0.0%
Senegal Government International Bond,
Sr. Unsec’d. Notes
6.750%	03/13/48		200	190,284
Serbia — 0.0%
Serbia International Bond,
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	100	117,626
South Africa — 0.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28		400	393,375
5.000%	10/12/46		200	172,061
5.750%	09/30/49		400	368,169
				933,605
Sri Lanka — 0.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
7.550%	03/28/30		500	306,686

A45

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Trinidad & Tobago — 0.0%
Trinidad & Tobago Government International Bond,
Sr. Unsec’d. Notes
4.500%	06/26/30	200	$205,055
Turkey — 0.1%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.875%	04/16/43	700	534,905
5.750%	03/22/24	650	644,159
			1,179,064
Ukraine — 0.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.253%	03/15/33	500	497,398
7.750%	09/01/23	450	484,906
7.750%	09/01/24	300	324,031
7.750%	09/01/25	300	325,652
			1,631,987
United Arab Emirates — 0.0%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, EMTN
3.875%	04/16/50	200	217,491
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50	200	175,966
			393,457
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.975%	04/20/55	150	183,803
5.100%	06/18/50	20	24,794
7.625%	03/21/36	100	152,627
7.875%	01/15/33	30	45,230
			406,454
Uzbekistan — 0.0%
Republic of Uzbekistan Bond,
Sr. Unsec’d. Notes, EMTN
4.750%	02/20/24	200	211,349

Total Sovereign Bonds (cost $38,202,520)			37,138,710
U.S. Government Agency Obligations — 1.0%
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	106	113,094
3.500%	03/01/32	434	466,053
4.000%	02/01/26	105	112,175
4.000%	10/01/42	194	212,348
4.500%	09/01/24	19	20,073
4.500%	08/01/30	130	143,599
4.500%	04/01/47	87	95,079
4.500%	05/01/47	154	168,978
4.500%	05/01/47	459	503,876
5.000%	04/01/22	5	5,601
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/23	44	$46,566
5.000%	10/01/23	23	25,369
5.000%	11/01/23	3	2,900
5.000%	06/01/30	98	111,666
5.000%	10/01/40	348	404,551
5.500%	06/01/23	23	23,729
5.500%	12/01/24	17	17,337
5.500%	04/01/27	34	38,715
5.500%	06/01/35	86	100,786
7.000%	11/01/37	105	126,715
Federal National Mortgage Assoc.
2.000%	TBA	2,445	2,430,960
2.410%	11/01/29	3,130	3,273,136
2.620%	11/01/31	1,615	1,690,203
2.840%	11/01/34	1,200	1,262,273
3.250%	08/01/34	509	558,054
3.270%	01/01/27	1,716	1,880,960
3.500%	08/01/32	329	355,311
3.500%	10/01/32	412	443,205
3.500%	04/01/33	365	388,397
3.500%	04/01/33	616	658,983
3.500%	05/01/33	492	529,614
3.500%	09/01/42	435	472,695
3.500%	10/01/42	420	455,100
3.500%	01/01/43	520	567,624
3.500%	07/01/43	476	519,867
3.500%	07/01/50	595	638,386
3.586%(cc)	05/01/22	59	59,461
3.820%	07/01/27	1,942	2,184,543
4.000%	06/01/32	427	462,785
4.000%	06/01/33	221	240,678
4.000%	06/01/47	740	813,252
4.000%	08/01/48	199	213,817
4.244%(cc)	06/01/21	46	46,404
4.500%	06/01/26	148	158,050
4.500%	09/01/26	49	52,345
4.500%	04/01/47	744	829,036
5.000%	05/01/23	24	26,623
5.000%	06/01/23	24	25,023
5.000%	01/01/26	97	101,675
5.000%	12/01/29	98	109,306
5.000%	10/01/39	215	249,740
5.000%	07/01/41	150	170,474
5.500%	07/01/21	3	2,530
5.500%	01/01/22	4	3,722
5.500%	01/01/26	18	19,647
5.500%	06/01/26	16	18,229
5.500%	05/01/28	68	75,980
5.500%	05/01/33	150	175,448
5.500%	06/01/33	54	59,830
5.500%	10/01/33	79	91,698
5.500%	01/01/34	230	268,111
5.500%	02/01/35	104	121,765
5.500%	04/01/36	46	50,702
5.500%	04/01/37	135	156,618
6.000%	10/01/22	29	29,361
6.000%	10/01/27	80	90,267

A46

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	11/01/27	63	$70,500
6.000%	03/01/34	174	206,172
6.000%	04/01/39	310	369,909
7.000%	01/01/39	126	155,489
7.500%	10/01/35	162	191,561
Government National Mortgage Assoc.
2.500%	01/20/51	1,789	1,847,987
4.000%	11/20/47	524	564,857
4.500%	06/20/25	59	62,407
4.500%	11/15/39	275	316,662
5.000%	04/15/25	441	460,528
5.000%	11/15/39	866	1,008,293
6.000%	01/15/40	357	428,461
Tennessee Valley Authority Principal Strips, Bonds
2.743%(s)	06/15/35	600	396,553

Total U.S. Government Agency Obligations (cost $30,403,382)			31,850,477
U.S. Treasury Obligations — 2.4%
U.S. Treasury Bonds
1.250%	05/15/50	870	657,530
2.000%	02/15/50	2,140	1,959,772
2.250%	08/15/46	3,434	3,336,882
2.250%	08/15/49	305	295,326
2.375%	11/15/49	30	29,845
2.750%	11/15/42	570	611,325
3.000%	11/15/44	38	42,394
3.125%	05/15/48	65	74,648
3.750%	11/15/43	416	520,715
3.875%	08/15/40	2,315	2,919,794
4.375%	02/15/38	100	132,219
U.S. Treasury Notes
0.125%	09/30/22(k)	108	107,992
0.500%	03/15/23	12,000	12,077,813
0.500%	03/31/25	2,700	2,682,703
0.625%	05/15/30(a)	2,120	1,929,862
0.875%	11/15/30	290	268,250
1.375%	01/31/22(k)	37,154	37,558,820
1.625%	08/15/29	85	85,319
1.750%	12/31/24	341	355,732
1.750%	12/31/26	160	165,575
1.875%	08/31/24	45	47,134
2.125%	02/29/24	30	31,556
2.500%	05/15/24	90	95,948
2.500%	02/28/26	4,940	5,319,762
2.625%	12/31/23	8,940	9,510,623

Total U.S. Treasury Obligations (cost $82,260,322)			80,817,539

Total Long-Term Investments (cost $2,530,513,860)			2,901,746,581

Shares
Short-Term Investments — 18.4%
Affiliated Mutual Funds — 18.3%
PGIM Core Ultra Short Bond Fund(wa)	444,321,122	444,321,122
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $171,905,778; includes $171,882,484 of cash collateral for securities on loan)(b)(wa)	171,982,113	$171,896,122

Total Affiliated Mutual Funds (cost $616,226,900)		616,217,244

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.046%	08/19/21	978	977,917
(cost $977,825)

Option Purchased*~ — 0.0%
(cost $75,339)	40,200

Total Short-Term Investments (cost $617,280,064)	617,235,361

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—104.7% (cost $3,147,793,924)	3,518,981,942

	Shares
Securities Sold Short — (0.9)%
Common Stocks — (0.8)%
United States
Entergy Corp.	3,910	(388,928)
Kellogg Co.	10,879	(688,641)
Magellan Health, Inc.*	25,354	(2,364,007)
Navistar International Corp.*	87,083	(3,834,264)
NIC, Inc.	61,185	(2,076,007)
Perspecta, Inc.	136,896	(3,976,829)
Pinnacle West Capital Corp.	14,420	(1,173,067)
RealPage, Inc.*	39,055	(3,405,596)
Sirius XM Holdings, Inc.	594,981	(3,623,434)
Varian Medical Systems, Inc.*	21,099	(3,724,606)

Total Common Stocks (proceeds received $24,865,852)		(25,255,379)
Exchange-Traded Fund — (0.1)%
United States
SPDR S&P 500 ETF Trust	9,708	(3,847,572)
(proceeds received $3,760,698)

Total Securities Sold Short (proceeds received $28,626,550)		(29,102,951)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—103.8% (cost $3,119,167,374)		3,489,878,991

Liabilities in excess of other assets(z) — (3.8)%		(127,421,805)

Net Assets — 100.0%		$3,362,457,186

A47

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,562,631 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,199,600; cash collateral of $171,882,484 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	04/16/21	3,940.00		12		1	$40,200
(cost $75,339)
A48

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
207	2 Year U.S. Treasury Notes	Jun. 2021	$45,690,398	$(44,232)
167	20 Year U.S. Treasury Bonds	Jun. 2021	25,817,156	(579,887)
999	DJ US Real Estate Index	Jun. 2021	35,754,210	380,039
560	Euro STOXX 50 Index	Jun. 2021	25,388,486	607,848
274	FTSE 100 Index	Jun. 2021	25,230,903	46,996
1,850	Mini MSCI EAFE Index	Jun. 2021	202,760,000	(777,690)
18	Mini MSCI Emerging Markets Index	Jun. 2021	1,190,250	23,338
308	Russell 2000 E-Mini Index	Jun. 2021	34,226,500	(1,949,228)
479	S&P 500 E-Mini Index	Jun. 2021	95,019,230	822,908
96	TOPIX Index	Jun. 2021	16,941,431	171,365
				(1,298,543)
Short Positions:
125	5 Year U.S. Treasury Notes	Jun. 2021	15,424,805	97,443
2,734	10 Year U.S. Treasury Notes	Jun. 2021	357,983,125	6,002,828
221	10 Year U.S. Ultra Treasury Notes	Jun. 2021	31,754,938	761,388
102	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	18,484,313	571,896
1,833	MSCI Europe Index	Jun. 2021	54,910,487	(759,900)
				6,673,655
				$5,375,112
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/21	State Street Bank & Trust Company	AUD	10,865	$8,369,008	$8,254,177	$—	$(114,831)
British Pound,
Expiring 04/01/21	Citibank, N.A.	GBP	533	743,075	734,107	—	(8,968)
Expiring 04/01/21	Royal Bank of Canada	GBP	1,005	1,378,246	1,385,284	7,038	—
Expiring 04/29/21	Merrill Lynch International	GBP	2,773	3,786,420	3,823,360	36,940	—
Expiring 04/29/21	Merrill Lynch International	GBP	720	989,322	993,038	3,716	—
Expiring 04/29/21	Merrill Lynch International	GBP	473	655,961	651,480	—	(4,481)
Expiring 04/29/21	State Street Bank & Trust Company	GBP	8,889	12,193,253	12,255,797	62,544	—
Expiring 04/29/21	State Street Bank & Trust Company	GBP	709	968,743	977,391	8,648	—
Expiring 05/04/21	State Street Bank & Trust Company	GBP	188	258,779	259,300	521	—
Expiring 05/04/21	The Toronto-Dominion Bank	GBP	817	1,125,080	1,126,135	1,055	—
Canadian Dollar,
Expiring 04/29/21	Merrill Lynch International	CAD	15,335	12,058,521	12,203,394	144,873	—
Danish Krone,
Expiring 04/29/21	State Street Bank & Trust Company	DKK	922	146,721	145,419	—	(1,302)
Euro,
Expiring 04/01/21	State Street Bank & Trust Company	EUR	9,781	11,571,961	11,470,305	—	(101,656)
Expiring 04/01/21	The Toronto-Dominion Bank	EUR	756	904,904	886,540	—	(18,364)
Expiring 04/29/21	Merrill Lynch International	EUR	1,031	1,247,455	1,209,721	—	(37,734)
Expiring 04/29/21	Merrill Lynch International	EUR	832	1,003,203	976,575	—	(26,628)
Expiring 04/29/21	Royal Bank of Canada	EUR	1,873	2,258,417	2,197,681	—	(60,736)
Expiring 04/29/21	Royal Bank of Canada	EUR	1,229	1,491,016	1,441,915	—	(49,101)
Expiring 04/29/21	Royal Bank of Canada	EUR	423	504,360	496,735	—	(7,625)
Expiring 04/29/21	The Toronto-Dominion Bank	EUR	487	574,384	571,669	—	(2,715)
Expiring 05/04/21	State Street Bank & Trust Company	EUR	559	658,899	655,807	—	(3,092)
Expiring 05/04/21	The Toronto-Dominion Bank	EUR	9,138	10,769,315	10,723,853	—	(45,462)
Expiring 05/04/21	The Toronto-Dominion Bank	EUR	84	99,009	98,544	—	(465)
A49

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 04/01/21	Citibank, N.A.	HKD	23,563	$3,033,096	$3,030,930	$—	$(2,166)
Expiring 04/29/21	The Toronto-Dominion Bank	HKD	4,213	543,618	542,024	—	(1,594)
Expiring 05/04/21	Citibank, N.A.	HKD	9,132	1,174,775	1,174,783	8	—
Expiring 05/04/21	Royal Bank of Canada	HKD	14,091	1,813,775	1,812,786	—	(989)
Expiring 05/04/21	The Toronto-Dominion Bank	HKD	339	43,643	43,644	1	—
Japanese Yen,
Expiring 04/01/21	State Street Bank & Trust Company	JPY	284,239	2,616,154	2,567,100	—	(49,054)
Expiring 04/30/21	State Street Bank & Trust Company	JPY	2,576,062	24,846,860	23,272,975	—	(1,573,885)
Expiring 05/06/21	The Toronto-Dominion Bank	JPY	260,148	2,372,869	2,350,368	—	(22,501)
Expiring 05/06/21	The Toronto-Dominion Bank	JPY	24,091	219,597	217,656	—	(1,941)
Norwegian Krone,
Expiring 04/29/21	State Street Bank & Trust Company	NOK	5,389	629,039	630,053	1,014	—
Swiss Franc,
Expiring 04/01/21	Citibank, N.A.	CHF	1,675	1,789,764	1,772,007	—	(17,757)
Expiring 04/29/21	Citibank, N.A.	CHF	358	379,820	379,287	—	(533)
Expiring 04/29/21	State Street Bank & Trust Company	CHF	7,149	8,060,982	7,569,319	—	(491,663)
Expiring 04/29/21	State Street Bank & Trust Company	CHF	135	145,408	142,528	—	(2,880)
Expiring 05/04/21	The Toronto-Dominion Bank	CHF	1,691	1,798,859	1,791,099	—	(7,760)
				$123,224,311	$120,834,786	266,358	(2,655,883)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/01/21	Citibank, N.A.	GBP	1,537	$2,174,665	$2,119,390	$55,275	$—
Expiring 05/04/21	Royal Bank of Canada	GBP	1,005	1,378,413	1,385,434	—	(7,021)
Danish Krone,
Expiring 04/29/21	Barclays Bank PLC	DKK	3,749	604,998	591,265	13,733	—
Expiring 04/29/21	Merrill Lynch International	DKK	35,224	5,752,425	5,555,671	196,754	—
Expiring 04/29/21	Merrill Lynch International	DKK	9,101	1,469,635	1,435,444	34,191	—
Expiring 04/29/21	State Street Bank & Trust Company	DKK	3,310	536,928	522,053	14,875	—
Euro,
Expiring 04/01/21	State Street Bank & Trust Company	EUR	10,537	12,822,041	12,356,843	465,198	—
Expiring 04/22/21	Citibank, N.A.	EUR	1,170	1,398,058	1,372,959	25,099	—
Expiring 04/29/21	Barclays Bank PLC	EUR	1,945	2,316,024	2,282,031	33,993	—
Expiring 04/29/21	Merrill Lynch International	EUR	28,987	35,236,525	34,013,560	1,222,965	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	47,838	56,625,829	56,133,410	492,419	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	1,938	2,360,640	2,274,260	86,380	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	822	968,992	964,470	4,522	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	770	935,772	903,462	32,310	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	679	824,076	796,190	27,886	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	396	482,222	464,725	17,497	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	300	353,110	351,703	1,407	—
Expiring 04/29/21	The Toronto-Dominion Bank	EUR	1,161	1,387,782	1,362,101	25,681	—
Expiring 04/29/21	The Toronto-Dominion Bank	EUR	498	594,080	584,778	9,302	—
Expiring 04/29/21	The Toronto-Dominion Bank	EUR	429	518,440	503,499	14,941	—
Expiring 05/04/21	State Street Bank & Trust Company	EUR	9,781	11,580,328	11,478,204	102,124	—
Hong Kong Dollar,
Expiring 04/01/21	Royal Bank of Canada	HKD	23,563	3,038,574	3,030,930	7,644	—
Expiring 05/04/21	Citibank, N.A.	HKD	23,563	3,033,297	3,031,213	2,084	—
Japanese Yen,
Expiring 04/01/21	Royal Bank of Canada	JPY	284,239	2,687,848	2,567,100	120,748	—
Expiring 04/30/21	Barclays Bank PLC	JPY	63,429	581,570	573,040	8,530	—
A50

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/06/21	State Street Bank & Trust Company	JPY	284,239	$2,616,979	$2,568,024	$48,955	$—
Swedish Krona,
Expiring 04/29/21	State Street Bank & Trust Company	SEK	25,731	3,095,816	2,947,098	148,718	—
Expiring 04/29/21	State Street Bank & Trust Company	SEK	6,842	793,319	783,669	9,650	—
Expiring 04/29/21	State Street Bank & Trust Company	SEK	1,514	176,158	173,414	2,744	—
Swiss Franc,
Expiring 04/01/21	Citibank, N.A.	CHF	1,675	1,848,957	1,772,007	76,950	—
Expiring 04/29/21	Royal Bank of Canada	CHF	3,191	3,412,665	3,378,460	34,205	—
Expiring 04/29/21	State Street Bank & Trust Company	CHF	132	140,646	140,010	636	—
Expiring 05/04/21	Citibank, N.A.	CHF	1,675	1,791,404	1,773,598	17,806	—
Expiring 05/04/21	The Toronto-Dominion Bank	CHF	17	17,577	17,501	76	—
				$163,555,793	$160,207,516	3,355,298	(7,021)
						$3,621,656	$(2,662,904)
Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 388	$1,098	$—	$1,098
AIB Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	EUR 462	83,468	—	83,468
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 360	33,048	—	33,048
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	EUR 571	92,002	—	92,002
BHP GROUP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 714	(67,873)	—	(67,873)
Boohoo Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 283	28,977	—	28,977
BP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 730	(76,931)	—	(76,931)
Caixabank SA PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	EUR 562	32,747	—	32,747
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 229	13,529	—	13,529
Computacenter PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 343	34,900	—	34,900
Dr. Martens PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 351	16,979	—	16,979
Dunelm Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 203	14,122	—	14,122
Games Workshop Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 296	38,164	—	38,164
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 502	(6,876)	—	(6,876)
Laboratorios Farmaceuticos PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	EUR 288	38,905	—	38,905
Lloyds Banking Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 856	26,424	—	26,424
LVMH Moet Hennessy Louis VUI PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	EUR 1,192	88,818	—	88,818
A51

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Moonpig Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 227	$9,013	$—	$9,013
National Express Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 598	22,778	—	22,778
Next PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 609	49,717	—	49,717
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 479	(33,385)	—	(33,385)
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 692	(32,358)	—	(32,358)
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 225	23,218	—	23,218
Smurfit Kappa Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	EUR 411	3,386	—	3,386
Spirent Communications PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 238	17,611	—	17,611
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/21	GBP 555	8,196	—	8,196
					$459,677	$—	$459,677
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A52